                                         Registration Nos. 33-35190 and 811-6114



      As filed with the Securities and Exchange Commission on June 24, 1997
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
            Post-Effective Amendment No. 15                                [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
            ACT OF 1940                                                    [X]
            Amendment No. 14


                                 --------------

                           AMERICAN PERFORMANCE FUNDS
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)
               Registrant's Telephone Number, including Area Code:
                                  800-762-7085
                                  ------------



                           THOMAS E. LINE, Treasurer
                           American Performance Funds
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and Address of Agent for Service)



                          COPIES OF COMMUNICATIONS TO:
                           Martin E. Lybecker, Esquire
                                  Ropes & Gray
                   1301 K Street, N.W., Washington, D.C. 20005

It is proposed that this filing become effective (check appropriate box)



      [ ] Immediately upon filing pursuant to paragraph (b)
      [ ] On [Date] pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(i)
      [ ] On (date) pursuant to paragraph (a)(i)
      [X] 75 days after filing pursuant to paragraph (a)(ii)
      [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485



If appropriate check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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     *Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section (a)(1) of Rule 24f-2. The Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 1996 was filed on October 29, 1996.

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                     American Performance U.S. Treasury Fund
                    American Performance Cash Management Fund
                        American Performance Equity Fund
                   American Performance Aggressive Growth Fund
                       American Performance Balanced Fund
                         American Performance Bond Fund
                   American Performance Intermediate Bond Fund
              American Performance Intermediate Tax-Free Bond Fund
                   American Performance Short-Term Income Fund

           The information required by Items 1 through 9 for the above-referenced investment portfolios of American Performance Funds (the "Registrant") is hereby incorporated by reference to Part A of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 12, 1996.

                              CROSS REFERENCE SHEET
                              ---------------------

             PROSPECTUS FOR AMERICAN PERFORMANCE GROWTH EQUITY FUND
             ------------------------------------------------------

Form N-1A Part A Item                   Prospectus Caption
---------------------                   ------------------

1.  Cover Page                          Cover Page

2.  Synopsis                            Fee Table

3.  Financial Highlights                Inapplicable

4.  General Description                 Cover Page;
    of Registrant                       Investment Objective; Investment
                                        Policies; Investment Restrictions;
                                        General Information - Description of
                                        the Funds and their Shares

5.  Management of the Fund              Management of the Growth Equity
                                        Fund

6.  Capital Stock and                   How to Purchase
    Other Securities                    Shares; How to Redeem Shares;
                                        Sales Charges; Dividends; Federal
                                        Income Taxes; General Information -
                                        Description of the Funds and their
                                        Shares; General Information -
                                        Miscellaneous

7.  Purchase of Securities              Valuation of Shares; How
    Being Offered                       to Purchase Shares

8.  Redemption or Repurchase            How to Redeem Shares

9.  Pending Legal Proceedings           Inapplicable

                                   PROSPECTUS

                     AMERICAN PERFORMANCE GROWTH EQUITY FUND

               A Variable Net Asset Value Investment Portfolio of

                           AMERICAN PERFORMANCE FUNDS
                                3435 Stelzer Road
                              Columbus, Ohio 43219

             For performance, purchase, and redemption information,
                               call (800) 762-7085

-------------------------------------------------------------------------------


         The American Performance Growth Equity Fund (the "Growth Equity Fund") is a variable net asset value portfolio of the AMERICAN PERFORMANCE FUNDS (the "Funds"), a diversified, open-end management investment company which currently consists of ten separately managed portfolios. The net asset value per unit of beneficial interest ("Share") of the Fund may be expected to fluctuate in accordance with the value of each Fund's portfolio investments.

         THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, BANK OF OKLAHOMA, N.A. OR ANY OF ITS AFFILIATES. THE FUNDS' SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR BY ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is [___________], 1997.

         AMERICAN PERFORMANCE GROWTH EQUITY FUND (the "Growth Equity Fund") seeks long-term capital appreciation and growth of income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

         Bank of Oklahoma, N.A., Tulsa, Oklahoma ("BOK") serves as the investment adviser ("Investment Adviser") to the Growth Equity Fund. BISYS Fund Services, Columbus, Ohio, ("BISYS") acts as the Growth Equity Fund's Administrator and Distributor.


         This Prospectus relates only to the Growth Equity Fund. The Funds also include two money market portfolios to which BOK serves as Investment Adviser: the American Performance Cash Management Fund (for which AMR Investment Services, Inc. ("AMR") serves as Investment Sub-Adviser) and the American Performance U.S. Treasury Fund, each of which seeks current income with liquidity and stability of principal (collectively, the "American Performance Money Market Funds"). The Funds also include four bond portfolios to which BOK serves as Investment Adviser: the American Performance Bond Fund, the American Performance Intermediate Bond Fund, and the American Performance Short-Term Income Fund, each of which seeks current income, and the American Performance Intermediate Tax-Free Bond Fund, which seeks current income exempt from Federal taxation, through investing in diversified portfolios of bonds and other fixed-income securities (collectively, the "American Performance Bond Investment Funds"). The Funds also include three additional equity funds to which BOK serves as Investment Adviser: the American Performance Equity Fund, the American Performance Aggressive Growth Fund, and the American Performance Balanced Fund, each of which seeks capital appreciation and income by investing in equity securities (and in the case of the Balanced Fund, a set minimum amount of fixed income securities) (collectively, with the Growth Equity Fund the "American Performance Equity Investment Funds"). Persons who wish to obtain a copy of the Prospectus for the American Performance Money Market Funds, the American Performance Equity Investment Funds, or the American Performance Bond Investment Funds may contact the Funds at the telephone number shown on the previous page.


         ADDITIONAL INFORMATION ABOUT THE FUNDS, CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 16, 1996, AS AMENDED ___________, 1997, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE IN ITS ENTIRETY INTO THIS PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION CAN BE OBTAINED WITHOUT CHARGE BY WRITING TO THE FUNDS OR BY CALLING THE FUNDS AT THE ADDRESS AND TELEPHONE NUMBER SHOWN ON THE PREVIOUS PAGE.

         Please read this Prospectus before investing. It sets forth the information about the Growth Equity Fund that a prospective investor ought to know before investing. Investors should retain this Prospectus for future reference.

                                    FEE TABLE
                                    ---------

                                                     Growth Equity Fund
                                                     ------------------

Shareholder Transaction Expenses(1)
----------------------------------

     Maximum Sales Load
     Imposed on Purchases(2)                           4.00%
     (as a percentage of offering price)

     Maximum Sales Load Imposed
     on Reinvested Dividends                           0%
     (as a percentage of offering price)

     Deferred Sales Load                               0%
     (as a percentage of original
     purchase price or redemption
     proceeds, if applicable)

     Redemption Fees(3)                                0%
     (as a percentage of amount
     redeemed, if applicable)

     Exchange Fees                                     $0

------------

         (1) Participating Organizations (as defined in "DISTRIBUTION") may charge a Customer's (as defined in "DISTRIBUTION") account fees for automatic investment and other investment and trust services provided in connection with investment in the Funds. (See "HOW TO PURCHASE SHARES.")

         (2) There may be no sales load imposed upon purchases of shares of the Funds by (1) investors who purchase through the Investment Adviser and who have an existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser, or its affiliates; (3) each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in the Fund within their trust accounts and purchase additional Shares outside of their trust relationship; and (7) investors within wrap accounts.

         (3) A wire redemption charge may be deducted from the amount of a wire redemption payment made at the request of a holder of Shares. The current charge, which is subject to change upon notice to Shareholders, is $15.00. (See "HOW TO REDEEM SHARES --By Telephone.")

                                                      Growth Equity Fund
                                                      ------------------

Annual Operating Expenses
-------------------------
  (as a percentage of average net assets)

        Management Fees(4)                                   .50%
        (after voluntary fee reductions)

        12b-1 Fees                                           .25%

        Other Expenses                                       .35%

        Total Fund Operating Expenses(5)                     1.10%
        (after voluntary fee reductions)

------------

         (4) In order to reduce operating expenses, the Investment Adviser has currently established the investment advisory fees at the above amount, pursuant to an agreement with the Funds. The maximum amount of the investment advisory fees, if charged, would be .69% of the average daily net assets of the Growth Equity Fund.

         (5) This figure is based on estimates and reflects anticipated voluntary reduction of fees. Absent voluntary reduction of fees, the Total Fund Operating Expenses for the Growth Equity Fund are estimated to be 1.29% of the Fund's average daily net assets.

EXAMPLE: You would pay the following expenses on a $1,000 investment in each of the Funds, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                              Growth Equity Fund
                                              ------------------

                    1 Year                            $51

                    3 Years                           $74

                    5 Years                           N/A

                    10 Years                          N/A

        The purpose of the above table is to assist a potential purchaser of Shares of the Growth Equity Fund in understanding the various costs and expenses that an investor in the Growth Equity Fund will bear directly or indirectly. The examples reflect voluntary reductions of fees, as applicable, pursuant to the arrangement described in note 4. The subject fee reduction may cease, which would have the effect of increasing the projected expenses set forth above in the examples. Such expenses do not include any fees charged by BOK or any of its affiliates to its customers' accounts which may have invested in shares of the Fund. See "MANAGEMENT OF THE GROWTH EQUITY FUND", "SALES CHARGES", and "DISTRIBUTION" for a more complete discussion of the transaction expenses and annual operating expenses of a holder of Shares ("Shareholder") of the Growth Equity Fund. NASD rules generally limit the amount that the Fund may pay under a Distribution Plan. The Fund would stop accruing payments under the Distribution Plan if, to the extent, and for as long as, such limit would otherwise be exceeded. Long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of the National Association of Securities Dealers, Inc.

         THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              INVESTMENT OBJECTIVE
                              --------------------

        The investment objective of the Growth Equity Fund is to seek long-term capital appreciation and growth of income by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks. To achieve its objective, the Fund under normal market conditions will invest substantially all, but not less than 70%, of the value of its total assets in equity securities consisting of common stocks or securities convertible into common stocks. The Fund will seek to invest in companies with growth characteristics from a universe of equities above a given market capitalization, currently $500 million. Growth companies will generally be above average in such characteristics as past earnings per share growth, future estimated earnings per share growth, sales per share growth, and return on equity. The Fund may exhibit slightly more volatility than the Standard & Poor's 500 Index.

        The investment objectives with respect to the Growth Equity Fund may not be changed without a vote of the holders of a majority of the outstanding Shares of the Fund (as defined in the Statement of Additional Information). There can be no assurance that the investment objectives of the Fund will be achieved.

        Additionally, the Growth Equity Fund may engage in certain investment techniques which may subject the Fund to certain risks (see "INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS").

                 INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS
                 ----------------------------------------------

        Under normal market conditions, the Growth Equity Fund will invest at least 70% of the value of its total assets in common stocks and securities convertible into common stocks of companies believed by the Investment Adviser to be characterized by sound management and the ability to finance expected growth. The Growth Equity Fund may also invest up to 30% of the value of its total assets in preferred stocks, corporate bonds, notes, warrants, and cash equivalents. Corporate bonds will be rated at the time of purchase within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (an "NRSRO") (E.G., at least "A" by Moody's Investors Services ("Moody's") or Standard & Poor's Corporation ("S&P")) or, if not rated, found by the Investment Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality.

        "Cash equivalents" are deposits or high quality, interest-bearing instruments with a remaining maturity of one year or less. The purpose of cash equivalents is to provide liquidity and income at money market rates while minimizing the risk of decline in value to the maximum extent possible. The instruments may include, but are not limited to, commercial paper, domestic and Eurodollar certificates of deposit, repurchase agreements, bankers' acceptances, United States Treasury Bills, master demand notes, agency discount notes, bank money market deposit accounts and money market mutual funds. The Growth Equity Fund will only purchase commercial paper rated at the time of purchase within the three highest ratings categories assigned by an NRSRO (E.G., A-1 by S&P, P-1 by Moody's or F-1 by Fitch Investors Service) or, if not rated, found by the Investment Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality. See "Appendix" to the Statement of Additional Information for an explanation of these ratings. During temporary defensive periods as determined by the Investment Adviser, the Fund may hold up to 100% of its total assets in cash equivalents.

INVESTMENT COMPANY SECURITIES. The Growth Equity Fund may invest in shares of other investment companies, including other American Performance Funds. However, the Growth Equity Fund may not invest more than 5% of its total assets in the securities of any one investment company, nor may the Fund own more than 3% of the outstanding securities of any investment company or invest more than 10% of its total assets in the securities of other investment companies. These investment companies typically pay an investment advisory fee out of their assets. Therefore, investments may be subject to duplicate management, advisory and distribution fees. The Investment Adviser will consider this fee in its investment analysis when determining whether to purchase shares of these companies for the Growth Equity Fund. This fee is in addition to the fees received by Growth Equity Fund's Investment Adviser and Administrator. In order to avoid the imposition of additional fees as a result of investments by the Growth Equity Fund in shares of other American Performance Funds, the Investment Adviser and Administrator have agreed to promptly forward to the Growth Equity Fund any portion of their usual asset-based service fees from an American Performance Fund which is attributable to investment by the Growth Equity Fund in shares of such other American Performance Fund.

OPTIONS AND FUTURES CONTRACTS. The Growth Equity Fund may acquire put or call options and futures contracts and may write covered call options. See the Statement of Additional Information for more information on these investment activities.

        Futures transactions involve brokerage costs and require the Growth Equity Fund to segregate assets to cover contracts that would require it to purchase securities. The Growth Equity Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Growth Equity Fund had not entered into any futures transactions. In addition, the value of the Growth Equity Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Growth Equity Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FOREIGN SECURITIES. The Growth Equity Fund may invest in foreign securities through the purchase of sponsored and unsponsored American Depository Receipts and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, in Canadian commercial paper, and in Europaper (U.S. dollar denominated commercial paper of a foreign issuer). Investment in foreign securities is subject to special risks, such as future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions.

SECURITIES LENDING. In order to generate additional income, the Growth Equity Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. The Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that the Investment Adviser has determined are creditworthy under guidelines established by the Funds' Board of Trustees. See the Statement of Additional Information for more information on these investment activities.

REPURCHASE AGREEMENTS. Securities held by the Growth Equity Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or registered broker-dealers which the Investment Adviser deems creditworthy under guidelines approved by the Funds' Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Investment Adviser will monitor the collateral's value to ensure that it equals or exceeds the repurchase price. Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940 (the "1940 Act"). See the Statement of Additional Information for more information regarding this investment practice.

REVERSE REPURCHASE AGREEMENTS. The Growth Equity Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets, such as liquid high quality debt securities, consistent with the Fund's investment objective having a value not less than 100% of the repurchase price (including accrued interest), and the Investment Adviser will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which such Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

WHEN-ISSUED SECURITIES. The Growth Equity Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Fund will generally not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase such securities, its Custodian will set aside cash or liquid high grade securities equal to the amount of the commitment in a separate account with the Custodian or a Sub-Custodian of the Fund. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Fund expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions. In the event that its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets, the Fund's liquidity and the ability of the Investment Adviser to manage it might be severely affected. The Fund does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

PRIVATE PLACEMENT INVESTMENTS. The Growth Equity Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Fund will not invest more than 10% of its net assets in Section 4(2) paper and illiquid securities unless the Investment Adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by the Fund in excess of this level is at all times liquid.

        Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will develop, the Board of Trustees and the Investment Adviser, pursuant to the guidelines approved by the Board of Trustees, will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section

4(2) paper could have the effect of reducing the Fund's liquidity to the extent that qualified institutional buyers become for a time not interested in purchasing these restricted securities.

PORTFOLIO TURNOVER. Portfolio turnover may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to the Growth Equity Fund and may result in additional tax consequences to the Fund's Shareholders. The portfolio turnover rate for the Fund is not expected to exceed 100% per year. For further information regarding portfolio turnover, see the Statement of Additional Information.

                             INVESTMENT RESTRICTIONS
                             -----------------------

        The Growth Equity Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined in "GENERAL INFORMATION-Miscellaneous").

        Pursuant to these investment restrictions:

        1. The Growth Equity Fund will not purchase a security if, as a result, with respect to 75% of its portfolio (i) more than 5% of the value of its total assets would be invested in any one issuer, or (ii) it would hold more than 10% of any class of securities of such issuer or more than 10% of the outstanding voting securities of the issuer. There is no limit on the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. For purposes of this and the immediately following limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

        2. The Growth Equity Fund will not purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

        3. The Growth Equity Fund may not borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

        4. The Growth Equity Fund may not make loans, except that the Fund may, in accordance with its investment objectives and policies, purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements.

        5. The Growth Equity Fund will not enter into a repurchase agreement with a maturity in excess of seven days if such investment, together with other instruments in the Fund which are not readily marketable, exceeds 10% of the Fund's net assets.

                               VALUATION OF SHARES
                               -------------------

        The net asset value of the Growth Equity Fund is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). As used herein, a "Business Day" constitutes any day on which the NYSE is open for trading, and the Federal Reserve Bank of Kansas City is open, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE or the Federal Reserve Bank of Kansas City is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of its outstanding Shares.

        The securities in the Growth Equity Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Funds' Board of Trustees believes accurately reflects fair value. Debt securities with remaining maturities of 60 days or less will be valued in accordance with the amortized cost method where the Funds' Trustees determine that amortized cost is fair value. For further information about valuation of investments, see the Statement of Additional Information.

                             HOW TO PURCHASE SHARES
                             ----------------------

        Shares of the Growth Equity Fund are sold on a continuous basis and may be purchased directly from the Funds' Distributor, BISYS, either by mail, by telephone, or by electronic transfer. Shares may also be purchased through a bank or broker-dealer who has established a dealer agreement with the Distributor. Except as described in "Auto Invest Plan" below, the minimum initial purchase is $1,000, and the minimum for subsequent purchases is only $100. These minimums may be waived if purchases are made in connection with Individual Retirement Accounts ("IRAs"), Keoghs, qualified pension plans, similar plans, or other employer plans. For information on IRAs, Keoghs or similar plans, contact BOK at (918) 588-6586.

BY MAIL

        Investors may purchase Shares of the Growth Equity Fund by completing and signing an Account Registration form and mailing it, along with a check (or other negotiable bank instrument or money order) for at least $1,000, payable to the appropriate Fund, in care of the Funds' Custodian at Bank of Oklahoma, N.A.,
Attention: American Performance Funds, Department 12, Tulsa, Oklahoma 74182. Subsequent purchases of Shares may be made at any time by mailing a check (or other negotiable bank draft or money order) for at least $100, payable to the Fund, to the above address.

        Account Registration forms can be obtained by calling the Funds at (800) 762-7085.

BY TELEPHONE OR ELECTRONIC TRANSFER

        If an investor's Account Registration form has been previously received by the Distributor, investors may also purchase Shares of the Growth Equity Fund by telephone or by electronic transfer to the Funds' Custodian. To place an order by telephone, call the Funds toll-free at (800) 762-7085. Payment for Shares ordered by telephone may be made by check and must be received by the Funds' Custodian within the settlement requirements defined under the Securities Exchange Act of 1934. Shares of the Growth Equity Fund ordered by telephone will be purchased for the Shareholder's account when the order has been received. Any questions regarding current settlement requirements or electronic payment instructions should be directed to the Funds at (800) 762-7085.

        If payment for the Shares is not received within the prescribed time periods, or if a check timely received does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred.

AUTO INVEST PLAN

        The Funds offer an Auto Invest Plan which enables Shareholders of the Growth Equity Fund to make regular monthly or quarterly purchases of Shares through automatic deductions from their bank accounts. With Shareholder authorization, the Transfer Agent deducts the amount specified from the Shareholder's bank account which is then automatically invested in Shares at net asset value. The required minimum initial investment when opening an account using the Auto Invest Plan is $100; the minimum amount for subsequent investments in the Fund is $50. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration form which can be acquired by calling (800) 762-7085. To change the Auto Invest instructions, a Shareholder must submit a written request to the Funds. A Shareholder may discontinue the feature by submitting a written request to or by calling the Funds.

FUND DIRECT INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")

        A Fund Direct IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

        All IRA distribution requests must be made in writing to the Funds. Any additional deposits to an IRA must distinguish the type and year of the contribution. For more information on an IRA call the Funds at (800) 762-7085. Shareholders are advised to consult a tax adviser on IRA contribution and withdrawal requirements and restrictions.

OTHER INFORMATION REGARDING PURCHASES

        Shares may also be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by Participating Organizations under the Funds' Distribution Plan (See "DISTRIBUTION"). Shares of the Growth Equity Fund sold to a Participating Organization on behalf of Customers will normally be held of record by the Participating Organization and it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver funds for the purchase thereof on a timely basis.

        Depending upon the terms of a particular Customer account, a Participating Organization may charge a Customer account fees for services provided in connection with investment in the Growth Equity Fund. Information concerning these services and any charges can be obtained from the Participating Organization or one of its affiliates. This Prospectus should be read in conjunction with any such information so received.

        Shares of the Growth Equity Fund are purchased at the net asset value per share (see "VALUATION OF SHARES") next determined after receipt by the Distributor of an order to purchase Shares in good form, plus any applicable sales charge as described below. Purchases of Shares in the Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of the Fund. An order received prior to the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the day of receipt. An order received after the Valuation Time on any Business Day will be executed at the net asset value determined as of the Valuation Time on the next Business Day.

        In the case of orders for the purchase of Shares placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits it to the Distributor prior to the Valuation Time for that day. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next day.

        The Growth Equity Fund reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign and third party checks.

        Every Shareholder will receive a confirmation of each new transaction in the Shareholder's account, which will show the total number of Shares of the Growth Equity Fund owned by the Shareholder and the number of Shares being held in safekeeping by the Transfer Agent for the account of the Shareholder. Confirmation of purchases and redemptions of Shares of the Fund by a Participating Organization on behalf of a Customer will be sent by the Participating Organization. Shareholders may rely on these statements in lieu of certificates. No certificates representing Shares of the Fund will be issued.

                                  SALES CHARGES
                                  -------------

        The public offering price of a Share of each of the Growth Equity Fund equals its net asset value plus a sales charge. BISYS receives this sales charge as Distributor and reallows a portion of it as dealer discounts and brokerage commissions. However, the Distributor, at its sole discretion, may pay certain dealers all or part of the portion of the sales charge it receives.

A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933.

        The following table sets forth information pertaining to the Sales Charges for the Growth Equity Fund.

                                             Sales             Sales            Dealer Discounts
                                             Charge as         Charge as        and Brokerage
                                             a Percent-        a Percent-       Commissions as
                                             age of Net        age of Net       % of Public
                                             Amount            Offering         Offering
Amount of Purchase                           Invested          Price            Price
------------------                           ---------         ----------       ------------

Less than $50,000....................        4.17%             4.00%               3.50%
$50,000 but less than $250,000.......        3.63%             3.50%               3.00%
$250,000 but less than $500,000......        3.09%             3.00%               2.50%
$500,000 but less than $1,000,000....        2.56%             2.50%               2.25%
$1,000,000 or more...................        2.04%             2.00%               2.00%

        From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.

        The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of the Fund. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Funds, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at exotic locations, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

                              SALES CHARGE WAIVERS
                              --------------------

        The Distributor may periodically waive the sales charges for all customers with respect to the Funds. In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market mutual fund that imposes a sales charge.

        The sales charges may also be waived for (1) investors who purchase through accounts with the Investment Adviser and through their existing trust relationship with the Investment Adviser; (2) employees of the Investment Adviser or its affiliates; (3) each Trustee of the Funds and any employee of a company that constitutes the principal business activity of a Trustee; (4) employees of the Distributor and its affiliates; (5) orders placed on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies; (6) existing Shareholders who own Shares in any of the Funds within their trust accounts and purchase additional Shares outside of these trust relationships; and (7) investors within wrap accounts.

        Each investor described in paragraphs (2), (3), (4), and (6) above must identify himself or herself at the time of purchase. When an investor who has previously redeemed Shares of any American Performance Fund re-enters the American Performance Funds, the sales charge on the newly purchased shares will be waived on a one-time basis in an amount up to the total of any sales charge paid on the Shares previously redeemed. If the Shareholder exercising this re-entry privilege paid a sales charge on the redeemed shares and held them for less than 91 days, such Shareholder must reduce his or her cost basis of the redeemed shares for purposes of determining any capital gain or loss on the redemption by the lesser of (1) the sales charge paid for those shares, or (2) the sales charge waived in connection with the purchase of the new shares. The Funds reserve the right to alter the terms of their sales charge waiver practices upon sixty days' notice to Shareholders.

                 CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION
                 ----------------------------------------------

        For purposes of qualifying for a reduced sales charge, investors have the privilege of combining concurrent purchases of, and holdings in, shares of any Funds of the Funds sold with a sales charge ("Eligible Shares"). Investors are permitted to purchase Eligible Shares at the public offering price applicable to the total of (a) the dollar amount of the Eligible Shares then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser's combined holdings of Eligible Shares.

        To receive the applicable public offering price pursuant to concurrent purchases and the right of accumulation, Shareholders must, at the time of purchase, give the Distributor sufficient information to permit confirmation of qualification. Investors may combine purchases of Eligible Shares that are made in their individual capacity with (1) purchases that are made by members of their immediate household and (2) purchases made by businesses that they own as sole proprietorships, for purposes of obtaining reduced sales charges pursuant to concurrent purchases and the right of accumulation. In order to accomplish this, however, investors must designate on the Account Registration form the accounts that are to be combined for this purpose. Investors can only designate accounts that are open at the time of the concurrent purchases and when the right of accumulation is exercised.

                                LETTER OF INTENT
                                ----------------

        You may obtain a reduced sales charge by means of a written Letter of Intent which expresses your intention to invest, within a period of 13 months, a certain amount in Shares of any of the American Performance Funds which charge a sales load. Each purchase of Shares under a Letter of Intent will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Shares made not more than 90 days prior to the date the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included.

        A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Shares actually purchased if the full amount indicated is not purchased. Such escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Shares, whether paid in cash or reinvested in additional Shares are not subject to escrow. The escrowed Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released.

        Additionally, if the total purchases within the 13-month period exceed the amount specified, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. Adjustments for these purchases and purchases made during the 90-day period prior to submission of the Letter of Intent will be made at the conclusion of the 13-month period and in the form of additional shares credited to the shareholder's account at the then current Public Offering Price applicable to a single purchase of the total amount of the total purchase.

        For further information, interested investors should contact the Distributor. Letter of Intent privileges may be amended or terminated without notice at any time by the Distributor.

                               EXCHANGE PRIVILEGE
                               ------------------

        Shares of the Growth Equity Fund may be exchanged without payment of a sales charge for Shares of any American Performance Fund having a sales charge equal to or less than that of the Fund Shares sought to be exchanged. If the Shareholder exercising the exchange privilege paid a sales charge on the exchanged Shares that is less than the sales charge applicable to the Shares sought to be acquired through the exchange, such Shareholder must pay a sales charge on the exchange equal to the difference between the sales charge paid for the exchanged Shares and the sales charge applicable to the Shares sought to be acquired through the exchange. The exchange will be made on the basis of the relative net asset values of the Shares exchanged. An exchange is considered a sale of Shares and may result in a capital gain or loss for federal income tax purposes. If the Shareholder exercising the exchange privilege paid a sales charge on the exchanged Shares and held them for less than 91 days, for purposes of determining the amount of the capital gain or loss, such Shareholder must reduce his or her cost basis of the exchanged Shares by the lesser of (1) the sales charge paid for those Shares, or (2) the sales charge waived on the exchange. The sales charge is treated as incurred in connection with the acquisition of the newly exchanged-for Shares. The exchange privilege may only be exercised in states where the exchange may legally be made. The Funds reserve the right to eliminate or to alter the terms of this exchange offer upon sixty days' notice to Shareholders.

        A Shareholder wishing to exchange his or her Shares may do so by contacting the Funds at (800) 762-7085 or by providing written instructions to the Distributor. Any Shareholder who wishes to make an exchange must have received a current Prospectus of the Fund in which he or she wishes to invest before the exchange will be effected.

                              HOW TO REDEEM SHARES
                              --------------------

        Shares may ordinarily be redeemed by mail or by telephone. Shareholders may redeem their Shares without charge on any day that the net asset value is calculated (see "VALUATION OF SHARES"). However, all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account held at a Participating Organization.

BY MAIL
-------

        Shares may be redeemed by mail by sending a written request to the Distributor in care of the Funds' Custodian at Bank of Oklahoma, N.A.,
Attention: American Performance Funds, Department 12, Tulsa, Oklahoma 74182. The Distributor may require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The Distributor reserves the right to reject any signature guarantee if (i) it has reason to believe that the signature is not genuine, (ii) it has reason to believe that the transaction would otherwise be improper, or (iii) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirements will be waived if all of the following conditions apply:
(1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed or sent electronically to a commercial bank account previously designated on the Account Registration form or by written instruction to the Distributor. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE
------------

        Shares may be redeemed by telephone if the Account Registration form reflects that the Shareholder has that capability. The Shareholder may have the proceeds mailed to his or her address or mailed or sent electronically to a commercial bank account previously designated on the Account Registration form. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Electronic payment requests may be made by the Shareholder by calling the Funds at (800) 762-7085. The Transfer Agent may reduce the amount of a wire redemption payment by the Custodian's then-current wire redemption charge (presently $15.00). Neither the Distributor, the Transfer Agent, the Investment Adviser, nor the Funds will be liable for any losses, damages, expenses or costs arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide reasonable assurance that the instructions communicated by telephone are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a Shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions,

Shareholders may also mail the redemption request to the Distributor at the address listed above under "HOW TO REDEEM SHARES -- By Mail." The telephone redemption option will be suspended for a period of 10 days following a telephonic address change.

SYSTEMATIC WITHDRAWAL PLAN
--------------------------

        The Systematic Withdrawal Plan enables Shareholders of the Funds to make regular monthly or quarterly redemptions of Shares if their account has at least $10,000. With Shareholder authorization, the Transfer Agent will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The required minimum withdrawal is $100. To participate in the Systematic Withdrawal Plan, Shareholders should call (800) 762-7085 for more information. Purchases of additional Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities. To change the Systematic Withdrawal instructions, a Shareholder must submit a written request to the Distributor. A Shareholder may discontinue the feature by submitting a written request to or by calling the Funds.

OTHER INFORMATION REGARDING REDEMPTIONS
---------------------------------------

        All redemption orders are effected at the net asset value per Share next determined after receipt of a valid request for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within the settlement requirements defined in the Securities Exchange Act of 1934, after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Funds will attempt to honor requests from Shareholders for next Business Day payments upon redemption of Shares if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Funds or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

        At various times, the Growth Equity Fund may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for up to 15 days until payment has been collected for the purchase of such Shares. The Growth Equity Fund intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in readily marketable portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

        Due to the relatively high cost of handling small investments, the Growth Equity Fund reserves the right to redeem, at net asset value, the Shares of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $500. Accordingly, an investor purchasing Shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before the Fund exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount which will increase the value of the account to at least $500.

        See the Funds' Statement of Additional Information -- "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" -- for examples of when the right of redemption may be suspended.

                                    DIVIDENDS
                                    ---------

        Net investment income of the Growth Equity Fund is declared and paid quarterly as a dividend to persons who are Shareholders at the close of business on the day of declaration. Net capital gain income is distributed at least once a year. A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares at net asset value as of the ex-dividend date, unless the Shareholder elects to receive dividends or distributions in cash. Reinvested dividends receive the same tax treatment as dividends paid in cash. Such election, or any revocation thereof, must be made in writing to the Distributor at: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 and will become effective with respect to dividends and distributions having record dates after its receipt by the Distributor.

        Shareholders may elect to have all income, dividends, and capital gains distributions paid by check or reinvested in the Fund. If you elect to receive distributions paid by check and the check (1) is returned and marked as "undeliverable" or (2) remains uncashed for six months, your payment election will be changed automatically and your future dividend and capital gains distribution will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable check that remains uncashed for six months will be canceled and reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

                              FEDERAL INCOME TAXES
                              --------------------

        The Growth Equity Fund is treated as a separate entity for federal income tax purposes, each intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code") and each intends to distribute all of its net investment income and capital gains so that it is not required to pay federal income taxes on amounts so distributed to Shareholders. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made during the year.

        Receipt by a Shareholder of a distribution of ordinary income and/or an excess of net short-term capital gain over net long-term loss is treated as a receipt of ordinary income, whether such distribution is paid in cash or additional shares. The "70 percent dividends-received deduction" for corporations generally will apply to these distributions to corporate shareholders to the extent the distribution represents amounts that would qualify for the "dividends-received" deduction if the Fund making the distribution were a regular corporation, and to the extent designated by such Fund as so qualifying.

        Distribution by the Growth Equity Fund of the excess of net long-term capital gain over net short-term capital loss is generally taxable to Shareholders as long-term capital gain in the year in which it is received, regardless of how long the Shareholder has held shares in the Fund. Such distributions are not eligible for the dividends-received deduction. If a Shareholder disposes of Shares in the Fund at a loss before holding such Shares for longer than six months, such loss will be treated as a long-term capital loss to the extent the Shareholder has received a capital gain dividend on the Shares.

        Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Dividends or capital gains distributions paid after a purchase of Shares are subject to federal income taxes, although in some circumstances the dividends or distributions may be, as an economic matter, a return of capital.

        Additional information regarding federal income taxes is contained in the Statement of Additional Information under "INVESTMENT OBJECTIVE AND POLICIES
- Additional Tax Information Concerning All The Funds." However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Growth Equity Fund and its Shareholders. In addition, the foregoing discussion and the federal tax information in the Statement of Additional Information are based on tax laws and regulations which are in effect as of the date of this Prospectus; these laws and regulations may subsequently change. Prospective investors in the Growth Equity Fund are advised to consult their tax adviser with special reference to their own tax situations, including the potential application of state and local taxes.

                                  DISTRIBUTION
                                  ------------

        Shares of the Growth Equity Fund are sold on a continuous basis by the Distributor for the Funds, BISYS Fund Services (the "Distributor"). Under the Funds' Distribution and Shareholder Services Plan (the "Distribution Plan"), the Growth Equity Fund will pay a monthly distribution fee (also referred to as a 12b-1 fee) to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to the lesser of (1) such fee as may from time to time be agreed upon in writing by the Funds and the Distributor, or (2) twenty-five one-hundredths of one percent (.25%) of the average daily net assets of the Growth Equity Fund. The Distributor may use the distribution fee to provide distribution assistance with respect to the Fund's Shares or to provide Shareholder services to the holders of the Fund's Shares ("Customers") purchased through financial institutions and intermediaries, broker-dealers, or similar entities, including affiliates or subsidiaries of the Distributor ("Participating Organizations") pursuant to contractual arrangements with the Distributor under the Distribution Plan.

        The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to contractual agreement entered into under the Distribution Plan.

        The Glass-Steagall Act and other applicable laws generally prohibit banks from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, banks acting as Participating Organizations may provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Funds to alter or discontinue their arrangements with banks that act as Participating Organizations, or change their method of operations. It is not anticipated, however, that any change in the Funds' method of operations would affect their net asset value per share or result in financial loss to any customer. See the Statement of Additional Information for further information regarding the Distribution Plan and "MANAGEMENT OF THE GROWTH EQUITY FUND - Banking Laws" for information concerning the applicability of the Glass-Steagall Act to the Investment Adviser's investment advisory services to the Funds.

                      MANAGEMENT OF THE GROWTH EQUITY FUND
                      ------------------------------------

TRUSTEES OF THE FUNDS

        Overall responsibility for management of the Funds rests with the Board of Trustees of the Funds, who are elected by the Shareholders of the Funds. The Funds will be managed by the Trustees in accordance with the laws of the Commonwealth of Massachusetts governing business trusts. There are currently four Trustees, of whom three are not "interested persons" of the Funds within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Funds to supervise actively the Funds' day-to-day operations.

        The Trustees of the Funds, their addresses, and their principal occupations during the past five years, are as follows:

                               Position(s) Held     Principal Occupation
Name and Address               With the Funds       During Past Five Years
----------------               --------------       ----------------------

Walter B. Grimm*               Chairman             From June, 1992 to present,
3435 Stelzer Road              and Trustee          employee of BISYS Fund
Columbus, Ohio  43219                               Services; from 1987 to
                                                    June 1992, President of
                                                    Leigh Consulting/Investments
                                                    (investment firm).

Michael J. Hall                Trustee              From December, 1995 to
7130 South Lewis, Suite 850                         present, Vice President and
Tulsa, Oklahoma  74136                              Chief Financial Officer,
                                                    Worldwide Sports &
                                                    Recreation, Inc.; from
                                                    January, 1994 to present,
                                                    Vice President and Chief
                                                    Financial Officer, Pexco
                                                    Holdings, Inc.; from 1991 to
                                                    December, 1993, Senior Vice
                                                    President, Finance
                                                    Administration, Chief
                                                    Financial Officer, Treasurer
                                                    and Director of Operations,
                                                    Europe/Africa/ Middle East
                                                    Region of T.D. Williamson,
                                                    Inc. (a heavy equipment
                                                    manufacturer).

Perry A. Wimpey               Trustee           From January, 1992 to
4843 S. 69th East Avenue                        present, Local Financial
Tulsa, Oklahoma 74145                           and Regulatory Consultant;
                                                from June, 1985 to January,
                                                1992, Senior Vice President and
                                                Chief Financial Officer,
                                                ONEOK Inc. (an energy
                                                company).

I. Edgar Hendrix              Trustee           From June, 1983 to present,
8 East 3rd Street                               Vice President and Treasurer,
Tulsa, Oklahoma  74103                          Parker Drilling Co.

--------

*Indicates an "interested person" of the Funds as defined in the 1940 Act.

            The Trustees receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of an Investment Adviser, Sub-Adviser, or the Administrator of the Funds receives any compensation from the Funds for acting as a Trustee. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. BISYS receives fees from each Fund of the Funds for acting as Administrator and may receive additional income under the Distribution Plan of the Funds.

INVESTMENT ADVISER

            BOK serves as investment adviser to the Growth Equity Fund. BOK is a subsidiary of BOK Financial Corporation ("BOK Financial"). BOK Financial is controlled by its principal shareholder, George B. Kaiser. Through its subsidiaries, BOK Financial provides a full array of trust, commercial banking and retail banking services. Its non-bank subsidiaries engage in various bank-related services, including mortgage banking and providing credit life, accident, and health insurance on certain loans originated by its subsidiaries.

            BOK maintains offices in Tulsa and Oklahoma City and offers a variety of services for both corporate and individual customers. Individual financial trust services include personal trust management, administration of estates, and management of individual investments and custodial accounts. For corporate clients, the array of services includes management, administration and recordkeeping of pension plans, thrift plans, 401(k) plans and master trust plans. BOK has experience in providing investment advisory services to the Funds, and experience in managing collective investment funds with investment portfolios and objectives comparable to those of the Funds. BOK also serves as transfer agent and registrar for corporate securities, paying agent for dividends and interest, and indenture trustee of bond issues. At December 31, 1996, BOK was responsible for approximately $8.1 billion in assets including approximately $4.2 billion in assets under management and possessed average equity capital of $322 million.

            Subject to the general supervision of the Funds' Board of Trustees and in accordance with the investment objective and restrictions of the Growth Equity Fund, BOK manages the Fund, makes decisions with respect to and places orders for all purchases and sales of their portfolio securities, and maintains the Fund's records relating to such purchases.

            The person primarily responsible for the day-to-day management of the Growth Equity Fund is Grafton M. Potter. Mr. Potter has been manager of the American Performance Equity Fund since its inception in 1990. Since 1988, Mr. Potter has served as Director of Equity Research for the Investment Adviser.

            For the services provided and expenses assumed pursuant to its investment advisory agreement with the Funds, BOK receives a fee from the Growth Equity Fund, computed daily and paid monthly, equaling the lesser of (1) such fee as may from time to time be agreed upon by the Funds and BOK, or (2) sixty-nine one-hundredths of one percent (.69%) of the Growth Equity Fund's average daily net assets. BOK also receives fee income from the Funds from several other sources. (See "SALES CHARGES," "DISTRIBUTION," and "MANAGEMENT OF THE GROWTH EQUITY FUND -- Custodian and Transfer Agent"). BOK may periodically waive all or a portion of its advisory fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. In order to reduce operating expenses, BOK has currently established the investment advisory fees pertaining to the Fund at 50% of the Fund's average daily net assets.

ADMINISTRATOR AND DISTRIBUTOR

            BISYS is the Administrator for the Growth Equity Fund, and also acts as the Fund's principal underwriter and Distributor (the "Administrator" or the "Distributor," as the context indicates). BISYS is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations. The Administrator generally assists in all aspects of the Growth Equity Fund's administration and operation.

            For expenses assumed and services provided as Administrator pursuant to its management and administration agreement with the Funds, BISYS receives a fee from the Growth Equity Fund, computed daily and paid periodically, at the lesser of (1) such fee as may from time to time be agreed upon in writing by the Funds and the Administrator, or (2) twenty one-hundredths of one percent (.20%) of the Fund's average daily net assets. The Administrator may periodically waive all or a portion of its administrative fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

SUB-ADMINISTRATOR

            BOK serves as the Sub-Administrator to the Growth Equity Fund pursuant to an agreement between the Administrator and BOK. Pursuant to this agreement, BOK has assumed many of the Administrator's duties, for which BOK receives a fee, paid by the Administrator, calculated at an annual rate of five one-hundredths of one percent (.05%) of the Growth Equity Fund's average net assets.

EXPENSES

            The Investment Adviser and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and general manager and administrator, respectively, other than the cost of securities (including brokerage commissions) purchased for the Growth Equity Fund. The Fund bears the following expenses relating to its respective operations: taxes, interest, brokerage fees and commissions, fees and travel expenses of the Trustees of the Funds, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, certain insurance premiums, costs of maintenance of the Fund's existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in each Fund's operation.

BANKING LAWS

            The Investment Adviser believes that it may perform the investment advisory services for the Growth Equity Fund contemplated by its agreements with the Funds and by this Prospectus without violating the Glass-Steagall Act. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which the Investment Adviser could continue to perform such services for the Funds. See the Statement of Additional Information under the heading "MANAGEMENT OF THE FUNDS -- Glass-Steagall Act" for further discussion of applicable banking laws and regulations.

            In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

                               GENERAL INFORMATION
                               -------------------

DESCRIPTION OF THE FUNDS AND THEIR SHARES
-----------------------------------------

            The Growth Equity Fund represents a separate series of units of beneficial interest ("Shares") of American Performance Funds, a Massachusetts business trust which was organized in October of 1987 and began active operations in August of 1990. The organizational expenses of the Growth Equity Fund were capitalized and will be amortized during the Fund's first two years of operations. Such amortization will reduce amounts available for distribution as dividends to Shareholders. Each Share represents an equal proportionate interest in a Fund with other Shares of the same series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees.

            Shareholders are entitled to one vote for each Share, and a proportionate fractional vote for any fraction of a Share, and will vote in the aggregate and not by series except as otherwise expressly required by law.

            Although the Funds are not required to hold annual meetings of Shareholders, Shareholders have the right (1) to call a meeting to elect or remove one or more of the Trustees of the Funds and (2) to be assisted by the Trustees in communicating with other Shareholders of the Funds. Shareholder inquiries should be directed to the Secretary of the Funds, at 3435 Stelzer Road, Columbus, Ohio 43219.

            Overall responsibility for the management of the Funds is vested in the Board of Trustees. See "MANAGEMENT OF THE GROWTH EQUITY FUND - Trustees of the Funds." Individual Trustees are elected by the Shareholders and may be removed by the Board of Trustees or Shareholders in accordance with the provisions of the Declaration of Trust and By-laws of the Funds and Massachusetts law. See "ADDITIONAL INFORMATION - Miscellaneous" in the Statement of Additional Information for further information.

CUSTODIAN AND TRANSFER AGENT
----------------------------

            Bank of Oklahoma, N.A. serves as custodian for the Funds ("Custodian"). BISYS Fund Services Ohio, Inc., an affiliate of BISYS, serves as the transfer agent for the Funds ("Transfer Agent") and performs fund accounting.

PERFORMANCE INFORMATION
-----------------------

            The Growth Equity Fund will commence operations immediately subsequent to the transfer of assets by the "B" Equity Growth Fund to the Growth Equity Fund in exchange for shares of the Growth Equity Fund. The Fund's portfolio of investments upon commencement of operations will be the same as the portfolio of the "B" Equity Growth Fund immediately prior to the transfer.

            The "B" Equity Growth Fund is not a registered investment company as it is exempt from registration under the 1940 Act. Since, in a practical sense, the common trust fund constitutes a "predecessor" of the Growth Equity Fund, the Growth Equity Fund calculates its performance for periods commencing prior to the transfer of the "B" Equity Growth Fund's assets to the Growth Equity Fund by including the "B" Equity Growth Fund's total return adjusted to reflect the deduction of fees and expenses applicable to the Growth Equity Fund as stated in the Fee Table in this prospectus (i.e., adjusted to reflect anticipated expenses, net of management fee waivers). These fees and expenses include applicable sales charges and Rule 12b-1 fees.

            The Growth Equity Fund from time to time may advertise certain investment performance figures, as discussed below. The performance figures shown immediately below are based on historical earnings of the "B" Equity Growth Fund, but past performance data is not necessarily indicative of future performance of the Fund.


                      NO LOAD AVERAGE ANNUAL TOTAL RETURN

Fund                  Inception Date         1 year              Since inception
----                  --------------         ------              ---------------
The "B" Growth           6/30/94             33.79%                  28.96%
  Equity Fund


                          AVERAGE ANNUAL TOTAL RETURN
                             SUBJECT TO SALES LOAD*

The "B" Growth           6/30/94             28.37%                  27.19%
  Equity Fund

* The maximum sales load is 4.00% for the American Performance Growth Equity
  Fund.



            The above-quoted performance data is the performance of the "B" Equity Growth Fund for the period before the Growth Equity Fund commenced operations adjusted to reflect the deduction of fees and expenses applicable to the American Performance Growth Equity Fund as stated in this prospectus in the Fee Table (i.e., adjusted to reflect anticipated expenses, net of managements fee waivers). The "B" Equity Growth Fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions imposed by the Act. If the "B" Equity Growth Fund had been registered under the 1940 Act, its performance may have been adversely affected.


            From time to time performance information for the Growth Equity Fund showing its average annual total return and aggregate total return may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Total return will be calculated for the period since the establishment of the Growth Equity Fund and will, unless otherwise noted, reflect the imposition of the maximum sales charge. For the information of Shareholders not subject to a sales charge, the Growth Equity Fund may also publish total return figures which include no sales charge. Average annual total return is measured by comparing the value of an investment in the Growth Equity Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is measured similarly to average annual total return, however the resulting difference is not annualized. The yield of the Growth Equity Fund is determined by annualizing the Fund's net investment income per share during a recent specified thirty-day period ending on the last day of the most recent calendar quarter, and dividing that amount by the Fund's per share net asset value on the last day of the period.

            In addition, from time to time the Funds may present their respective distribution rates in supplemental sales literature which is accompanied or preceded by a prospectus and in Shareholder reports. Distribution rates will be computed by dividing the distribution per share made by a Fund over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

            Investors may also judge the performance of the Growth Equity Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, The Russell 2000 Index, and Morningstar, Inc. and to data prepared by Lipper Analytical Services, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, Fortune, Ibbotson Associates, Inc., U.S.A. Today, CDA/Wiesenberger, American Banker, Institutional Investor and local newspapers. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

            Total return and yield are functions of the type and quality of instruments held in the portfolio, operating expenses, and market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by a Participating Organization with respect to Customer accounts for investing in shares of the Growth Equity Fund will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. Further information regarding performance comparisons may be found in the Statement of Additional Information under "Performance Comparisons."

            Additional information about the performance of the Growth Equity Fund is contained in the Funds' Annual Report to Shareholders, which is available free of charge by calling the telephone number on the front page of this Prospectus.

MISCELLANEOUS
-------------

            Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

            As used in this Prospectus and in the Statement of Additional Information, "assets belonging to" a Fund means the consideration received by the Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Funds not readily identified as belonging to a particular Fund that are allocated to that Fund by the Funds' Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses with respect to that Fund, and with a share of the general liabilities and expenses of the Funds not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Funds to particular Funds will be determined by the Board of Trustees of the Funds and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Funds as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

            As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Funds or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the outstanding Shares of the Funds or such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding shares of the Funds or such Fund.

            Inquiries regarding the Growth Equity Fund may be directed in writing to the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 762-7085.

                           AMERICAN PERFORMANCE FUNDS

                               GROWTH EQUITY FUND

                               INVESTMENT ADVISER
                               ------------------
                             Bank of Oklahoma, N.A.
                             Bank of Oklahoma Tower
                               One Williams Center
                              Tulsa, Oklahoma 74103

                            ADMINISTRATOR/DISTRIBUTOR
                            -------------------------
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                  LEGAL COUNSEL
                                  -------------
                                  Ropes & Gray
                               One Franklin Square
                               1301 K Street, N.W.
                                 Suite 800 East
                             Washington, D.C. 20005

                                    AUDITORS
                                    --------
                              KPMG Peat Marwick LLP
                              Two Nationwide Plaza
                              Columbus, Ohio 43215

                                TABLE OF CONTENTS

                                                                      Page
                                                                      ----

FEE TABLE   ............................................................ 3

INVESTMENT OBJECTIVE.................................................... 6

INVESTMENT POLICIES AND SPECIAL CONSIDERATIONS.......................... 6

INVESTMENT RESTRICTIONS.................................................10

VALUATION OF SHARES.....................................................11

HOW TO PURCHASE SHARES..................................................12

SALES CHARGES...........................................................14

SALES CHARGE WAIVERS....................................................16

CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION..........................16

LETTER OF INTENT........................................................17

EXCHANGE PRIVILEGE......................................................18

HOW TO REDEEM SHARES....................................................18

DIVIDENDS   ............................................................21

FEDERAL INCOME TAXES....................................................21

DISTRIBUTION............................................................23

MANAGEMENT OF THE GROWTH EQUITY FUND....................................24

GENERAL INFORMATION.....................................................28

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Growth Equity Fund or the Distributor. This Prospectus does not constitute an offering by the Growth Equity Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                              CROSS REFERENCE SHEET
                              ---------------------

                           AMERICAN PERFORMANCE FUNDS
                           --------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

Form N-1A Part B Item
---------------------

10.  Cover Page                           Cover Page

11.  Table of Contents                    Table of Contents

12.  General Information and History      The Funds; Additional
                                          Information - Description of
                                          Shares

13.  Investment Objective
          and Policies                    Investment Objectives and Policies

14.  Management of the Group              Management of the Funds

15.  Control Persons and Principal
     Holders of Securities                Additional Information - Miscellaneous

16.  Investment Advisory and
          Other Services                  Management of the Funds

17.  Brokerage Allocation                 Management of the Funds - Portfolio
                                          Transactions
18.  Capital Stock and Other
          Securities                      Valuation; Additional Purchase and
                                          Redemption Information; Additional
                                          Information
19.  Purchase, Redemption and
            Pricing of Securities
            Being Offered                 Valuation; Additional Purchase and
                                          Redemption Information; Management of
                                          the Funds

20.  Tax Status                           Investment Objectives and Policies -
                                          Additional Tax Information Concerning
                                          All of the Funds; Additional Tax

                                   Information Concerning the Intermediate
                                   Tax-Free Bond Fund

21.  Underwriters                  Management of the Funds - Distributor;
                                   Management of the Funds - Distribution

22.  Calculation of Performance
            Data                   Additional Information -
                                   Calculation of Performance Data

23.  Financial Statements          Financial Statements


Part C

                    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                       STATEMENT OF ADDITIONAL INFORMATION

                           AMERICAN PERFORMANCE FUNDS

                     AMERICAN PERFORMANCE MONEY MARKET FUNDS
                   AMERICAN PERFORMANCE BOND INVESTMENT FUNDS
                  AMERICAN PERFORMANCE EQUITY INVESTMENT FUNDS


                                December 16, 1996

                       amended as [_______________], 1997


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the American Performance Money Market Funds, the American Performance Bond Investment Funds, and the American Performance Equity Investment Funds, each of which bears the same date as this Statement of Additional Information. This Statement of Additional Information is incorporated in its entirety into those Prospectuses. A copy of each of the Prospectuses for the American Performance Funds (the "Funds") may be obtained by writing the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 762-7085.

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----

THE FUNDS....................................................................1

INVESTMENT OBJECTIVE AND POLICIES............................................1
    ADDITIONAL INFORMATION ON FUND INSTRUMENTS...............................1
       Bank Obligations......................................................1
       U.S. Government Obligations...........................................3
       Purchases of Options..................................................4
       Covered Calls.........................................................4
       Puts..................................................................6
       Futures Contracts.....................................................7
       Mortgage-Related Securities...........................................8
       Loan Participation....................................................9
       Foreign Investments..................................................10
       When-Issued Securities...............................................10
       Securities Lending...................................................11
       Repurchase Agreements................................................11
       Municipal Securities.................................................12

    INVESTMENT RESTRICTIONS.................................................13
    PORTFOLIO TURNOVER......................................................14
    ADDITIONAL TAX INFORMATION CONCERNING ALL THE FUNDS ....................15
    ADDITIONAL TAX INFORMATION CONCERNING THE INTERMEDIATE
       TAX-FREE BOND FUND...................................................17

VALUATION...................................................................19
    THE MONEY MARKET FUNDS..................................................19
    THE BOND AND EQUITY INVESTMENT FUNDS....................................20

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................20

MANAGEMENT OF THE FUNDS.....................................................21
    TRUSTEES AND OFFICERS...................................................21
    INVESTMENT ADVISER AND SUB-ADVISER......................................22
    DISTRIBUTION............................................................25
    GLASS-STEAGALL ACT......................................................28
    PORTFOLIO TRANSACTIONS..................................................29
    ADMINISTRATOR...........................................................31
    SUB-ADMINISTRATOR.......................................................33

        EXPENSES    .........................................................33
        DISTRIBUTOR .........................................................34
        CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT.......................34
        AUDITORS    .........................................................37
        LEGAL COUNSEL........................................................37

ADDITIONAL INFORMATION.......................................................37
        DESCRIPTION OF SHARES................................................37
        SHAREHOLDER AND TRUSTEE LIABILITY....................................38
        CALCULATION OF PERFORMANCE DATA   ...................................39
        PERFORMANCE COMPARISONS..............................................41
        MISCELLANEOUS........................................................42

FINANCIAL STATEMENTS.........................................................46

APPENDIX.....................................................................47

                                    THE FUNDS


            The American Performance Funds (the "Funds") consist of ten series of units of beneficial interest ("Shares") each representing interests in one of ten separate investment portfolios of a diversified open-end management investment company: the American Performance U.S. Treasury Fund (the "U.S. Treasury Fund"), the American Performance Cash Management Fund (the "Cash Management Fund"), the American Performance Equity Fund (the "Equity Fund"), the American Performance Aggressive Growth Fund (the "Aggressive Growth Fund"), the American Performance Balanced Fund (the "Balanced Fund"), the American Performance Bond Fund (the "Bond Fund"), the American Performance Intermediate Bond Fund (the "Intermediate Bond Fund"), the American Performance Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Bond Fund"), and the American Performance Short-Term Income Fund (the "Short-Term Income Fund") and the American Performance Growth Equity Fund (The "Growth Equity Fund"). The U.S. Treasury Fund and the Cash Management Fund are sometimes referred to herein as the "Money Market Funds"; the Equity Fund, the Aggressive Growth Fund, the Balanced Fund And The Growth Equity Fund are sometimes referred to herein as the "Equity Investment Funds"; and the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, and the Short-Term Income Fund are sometimes referred to herein as the "Bond Investment Funds." Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

            The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

ADDITIONAL INFORMATION ON FUND INSTRUMENTS
------------------------------------------

            BANK OBLIGATIONS
            ----------------

            The Cash Management Fund, the Bond Investment Funds, and the Equity Investment Funds may invest in obligations of the banking industry such as bankers' acceptances, commercial paper, loan participations, bearer deposit notes, promissory notes, floating or variable rate obligations, certificates of deposit, and demand and time deposits. The Cash Management Fund will normally invest more than 25% of its assets in such investments.

            BANKERS' ACCEPTANCES: Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. The Funds will invest in only those bankers' acceptances guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

            CERTIFICATES OF DEPOSIT: Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which, at the time of purchase, have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase, in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States and Yankee certificates of deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

            In addition, the Funds may invest in bearer deposit notes, which are negotiable time deposits with a specific maturity date issued by a bank, and time deposits, which are interest bearing non-negotiable deposits at a bank that have a specific maturity date.

            COMMERCIAL PAPER: Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of nine months or less and fixed rates of return.

            The above Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.



            VARIABLE AMOUNT AND FLOATING RATE NOTES: Commercial paper eligible for investment by the Cash Management Fund, the Equity Investment Funds, and the Bond Investment Funds may include variable amount and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a fair market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Investment Adviser or Sub-Adviser under guidelines established by the Funds' Board of Trustees to be of comparable quality, at the time of purchase, to rated instruments which are eligible for purchase under the Fund's investment policies. In making such determinations, the Investment Adviser or Sub-Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.


            Variable or floating rate notes with stated maturities of more than one year may, under the Securities and Exchange Commission's amortized cost rule, 17 C.F.R. Sections. 270.2a-7, be deemed to have shorter maturities as follows:

            (1) A note that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

            (2) A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

            (3) A variable rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

            (4) A floating rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

            As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

            U.S. GOVERNMENT OBLIGATIONS
            ---------------------------


            The U.S. Treasury Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, some of which may be subject to repurchase agreements. All of the other Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. (Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the Government; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality.) No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund (excluding however, the U.S. Treasury Fund) will invest in the obligations of such agencies or instrumentalities only when the Investment Adviser or Sub-adviser believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. Government, see "Investment Objective and Policies-Mortgage-related Securities" in this Statement of Additional Information.


            PURCHASES OF OPTIONS
            --------------------

            The Equity Investment Funds and Bond Investment Funds may purchase call options. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Call options purchased by the foregoing Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

            The Equity Investment Funds and Bond Investment Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than the exercise price of the option.

            Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to writers of options. Each of the Equity Investment and Bond Investment Funds will purchase call options and index options only when its total investment in such options immediately after such purchase, will not exceed 5% of its total assets.

            COVERED CALLS
            -------------

            The Equity Investment Funds and the Bond Investment Funds may write
(sell) "covered" call options and purchase options to close out options previously written by the Fund. Such options must be listed on a national securities exchange. The purpose of each Fund in writing covered call options is to generate additional premium income. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option.

            A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Equity Investment Funds and the Bond Investment Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns. In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or currencies subject to put options exceeds 25% of the market value of the Fund's net assets.

            Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not
do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Equity Investment Funds and Bond Investment Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its net assets.

            The premium received is the fair market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Investment Adviser in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.


            Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

            Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

            A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

            PUTS
            ----

            The Equity Investment Funds, Bond Investment Funds, and the Cash Management Fund may acquire "puts" with respect to securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Cash Management Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

            The amount payable to a Fund upon its exercise of a "put" on debt securities is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

            Puts may be acquired by a Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security or to limit the potential losses involved in a decline in an equity security's market value.


            Each Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in the Investment Adviser's OR Sub-adviser's opinion, present minimal credit risks.


            FUTURES CONTRACTS
            -----------------

            The Equity Investment Funds and the Bond Investment Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

            When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

            The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

            Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities. A Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

            Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of an Equity Investment or Bond Investment Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of an Equity Investment or Bond Investment Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Equity Investment or Bond Investment Fund's qualification as a regulated investment company ("RIC").

            MORTGAGE-RELATED SECURITIES
            ---------------------------


            Each of the Funds may, consistent with its investment objective, restrictions and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Each of the Equity Fund, the Aggressive Growth Fund, the Growth Equity Fund and the Intermediate Tax-Free Bond Fund will limit its total investment in such securities to 5% or less of net assets.


            Mortgage-related securities, for purposes of the Funds' Prospectuses and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

            There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

            LOAN PARTICIPATION
            ------------------

            As noted in its Prospectus, the Cash Management Fund may purchase certain loan participation interests. Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal, and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank.

            FOREIGN INVESTMENTS
            -------------------

            The Cash Management Fund, the Equity Investment Funds, the Bond Fund, the Intermediate Bond Fund, and the Short-Term Income Fund may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches, agencies or subsidiaries of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

            WHEN-ISSUED SECURITIES
            ----------------------

            As discussed in the Prospectuses, each of the Funds may purchase securities on a "when-issued" basis. When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

            SECURITIES LENDING
            ------------------

            Each of the Funds may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. Government securities. This collateral must be valued daily by the Fund's Investment Adviser or Sub-Adviser and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time. While a Fund will not have the right to vote securities in loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Investment Adviser or Sub-Adviser has determined are creditworthy under guidelines established by the Funds' Board of Trustees. Each Fund will limit securities loans to 5% of its net assets.


            REPURCHASE AGREEMENTS
            ---------------------

            Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from a financial institution such as a member bank of the Federal Deposit Insurance Corporation or a registered broker-dealer, which the Investment Adviser or Sub-Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Funds believes that, under the regular procedures normally in effect for custody of each Fund's securities subject to repurchase agreements and under applicable federal laws, a court of competent jurisdiction would rule in favor of a Fund if presented with the question. Securities subject to repurchase agreements will be held by each Fund's Custodian, Sub-Custodian, or in the Federal Reserve/Treasury book-entry system.

Repurchase agreements are considered to be loans by an investment company under the Investment Company Act of 1940 (the "1940 Act").

            MUNICIPAL SECURITIES
            --------------------

            As a matter of fundamental policy, under normal market conditions, at least 80% of the net assets of the Intermediate Tax-Free Bond Fund will be invested in Municipal Securities. The Bond, Intermediate Bond and Short-Term Income Funds, under normal market conditions, may invest in municipal securities which are not exempt from federal income taxes. Municipal Securities include debt obligations issued to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. The Intermediate Tax-Free Bond Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Intermediate Tax-Free Bond Fund may invest in other types of tax-exempt investments, such as municipal bonds, private activity bonds, and pollution control bonds. The Intermediate Tax-Free Bond Fund may also purchase tax-exempt commercial paper. While the issuing state or local housing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

            There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of nationally recognized statistical ratings organizations ("NRSROs") represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Intermediate Tax-Free Bond Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Investment Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

            Information about the financial condition of issuers of Municipal Securities may be less available than about corporations a class of whose securities is registered under the Securities Exchange Act of 1934.

            An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

INVESTMENT RESTRICTIONS
-----------------------

            Unless otherwise specifically noted, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION--Miscellaneous" in the Funds' Prospectuses).

            None of the Funds may:

            1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account, except, in the case of the Intermediate Tax-Free Bond Fund, for use of short-term credit necessary for clearance of purchases of portfolio securities.

            2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

            3. Purchase or sell commodities or commodity contracts, except that each of the Equity Investment Funds and Bond Investment Funds may invest in futures contracts if, immediately thereafter, the aggregate initial margin deposits for futures contracts, and premium paid for related options, does not exceed 5% of the Fund's total assets and the value of securities that are the subject of such futures and options (both for receipt and delivery) does not exceed one-third of the value of the Fund's total assets.

            4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs or leases (although investments by the Cash Management Fund, the Equity Investment Funds, and the Bond Investment Funds in marketable securities of companies engaged in such activities are not hereby precluded).

            5. Invest in any issuer for purposes of exercising control or management.

            6. Purchase or retain securities of any issuer if the officers or Trustees of the Funds or the officers or directors of its Investment Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

            7. Invest more than 5% of a Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.

            8. Purchase or sell real estate, including limited partnership interests, (however, each Fund except a Money Market Fund may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).


            9. Except with respect to the Growth Equity Fund, for as long as shares of a Fund are registered in Arkansas and for so long as the State of Arkansas so requires, invest more than 10% of a Fund's total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933.


            In addition, the Money Market Funds may not:

            1. Buy common stocks or voting securities, or state, municipal, or private activity bonds.

            In addition, the Intermediate Tax-Free Bond Fund may not:

            1. Invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

            If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

PORTFOLIO TURNOVER
------------------

            The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Money Market Funds will be zero. Fund turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Funds to receive certain favorable tax treatments. Fund turnover will not be a limiting factor in making portfolio decisions.

            For the fiscal year ended August 31, 1996, the portfolio turnover rates for the Funds were as follows: 61.02% for the Bond Fund; 129.97% for the Intermediate Bond Fund; 67.46% for the Equity Fund; 19.53% for the Intermediate Tax-Free Bond Fund; 32.89% for the Aggressive Growth Fund; and 80.98% for the Short-Term Income Fund. The portfolio turnover rate for the Balanced Fund for the fiscal year ended August 31, 1996, was 71.63% with respect to the common stock portion of its portfolio and 72.29% with respect to the fixed income portion of its portfolio.

            For the fiscal year ended August 31, 1995, the portfolio turnover rates for the Funds were as follows: 185.48% for the Bond Fund; 154.43% for the Intermediate Bond Fund; 100.44% for the Equity Fund; 8.35% for the Intermediate Tax-Free Bond Fund; and 27.16% for the Aggressive Growth Fund. The portfolio turnover rate for the Short-Term Income Fund for the period from commencement of operations, October 19, 1994, to August 31, 1995 was 212.35%. The portfolio turnover rate for the Balanced Fund for the period from commencement of operations, June 1, 1995, to August 31, 1995 was .09% with respect to the common stock portion of its portfolio and 47.63% with respect to the fixed income portion of its portfolio.

ADDITIONAL TAX INFORMATION CONCERNING ALL THE FUNDS
---------------------------------------------------

            It is the policy of each of the Funds to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

            In order to qualify as a RIC each Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or options, futures, or forward contracts on foreign currencies) held for less than three months, and
(3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities) or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and limit the range of the Fund's investments. If a Fund qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, that it distributes to shareholders, provided the Fund distributes during its taxable year at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code), and (b) 90% of the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income. Each Fund intends to make sufficient distributions to Shareholders to meet this requirement.

            The Code imposes a non-deductible excise tax on RICs that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from the prior year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

            A Fund's transactions in futures contracts, options, and foreign currency denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the Dividends Received Deduction or for treatment as exempt-interest dividends when distributed to Shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund.

            The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to include on his tax return payments of interest or dividends. This withholding, known as back-up withholding, is not an additional tax, and any amounts withheld may be credited against the Shareholder's ultimate U.S. tax liability.

            The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Funds. Further tax information regarding the Intermediate Tax-Free Bond Fund is included in the immediately following section of this Statement of Additional Information. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation.

            The foregoing discussion and the discussion below regarding the Intermediate Tax- Free Bond Fund are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING THE INTERMEDIATE TAX-FREE BOND FUND
-------------------------------------------------------------------------

            The Code permits a RIC which invests at least 50% of its assets in tax-free Municipal Securities and other securities exempt from the regular federal income tax to pass through to its investors, tax-free, net interest income from such securities.

            The policy of the Intermediate Tax-Free Bond Fund is to pay each year as dividends substantially all the Fund's interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Intermediate Tax-Free Bond Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year, but not to exceed in the aggregate the net interest from Municipal Securities and other securities exempt from the regular federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from the Intermediate Tax-Free Bond Fund during such year, regardless of the period for which the Shares were held.

            Exempt-interest dividends may be treated by the Intermediate Tax-Free Bond Fund's Shareholders as items of interest excludable from their gross income under Section 103(a)(1) of the Code. However, each Shareholder of an Intermediate Tax-Free Bond Fund is advised to consult his tax adviser with respect to whether exempt-interest dividends would retain the exclusion under
Section 103(a)(1) if such Shareholder were treated as a "substantial user" or a "related person" to such user under Section 147(a) with respect to facilities financed through any of the tax-exempt obligations held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" includes certain related natural persons, affiliated corporations, partners and partnerships.

            Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included in alternative minimum taxable income for purposes of determining liability (if any) for the alternative minimum tax for individuals and corporations. In the case of corporations all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the alternative minimum tax imposed on corporations (as defined for federal income tax purposes).

            The Intermediate Tax-Free Bond Fund may acquire rights regarding specified portfolio securities under puts. See "Puts." The policy of the Intermediate Tax-Free Bond Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although the Intermediate Tax-Free Bond Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

            The Intermediate Tax-Free Bond Fund will distribute at least 90% of any investment company taxable income for each taxable year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Intermediate Tax-Free Bond Fund will be taxed on any undistributed investment company taxable income. To the extent such income is distributed by the Intermediate Tax-Free Bond Fund (whether in cash or additional Shares), it will be taxable to Shareholders as ordinary income. The dividends-received deduction for corporations will not apply to such distributions.

            If for any taxable year the Intermediate Tax-Free Bond Fund does not qualify for the special tax treatment afforded RICs, all of its taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders), and Municipal Securities interest income, although not taxable to the Fund, would be taxable to Shareholders when distributed as dividends.

            Income exempt from federal income taxation must be considered when determining whether Social Security payments or railroad retirement benefits received by a Shareholder are subject to federal income taxation.

            The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Intermediate Tax-Free Bond Fund. Additional tax information concerning all Funds of the Funds is contained in the immediately preceding section of this Statement of Additional Information. No attempt is made to present a detailed explanation of the income tax treatment of the Intermediate Tax-Free Bond Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Intermediate Tax-Free Bond Fund are urged to consult their tax advisers with specific reference to their own tax situation.

                                    VALUATION

THE MONEY MARKET FUNDS
----------------------

            The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premiums, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

            Pursuant to Rule 2a-7, the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain variable or floating rate instruments may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Funds' Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

THE BOND AND EQUITY INVESTMENT FUNDS
------------------------------------

            Except as noted below, investments of the Bond Investment Funds and the Equity Investment Funds in securities the principal fair market for which is a securities exchange are valued at their fair market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. With regard to each of the above-mentioned Funds, securities, the principal market for which is not a securities exchange, are valued based on bid quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair market value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Funds. Short-term securities are valued at amortized cost, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

            Shares in each Fund are sold on a continuous basis by BISYS Fund Services (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectuses, in addition to purchasing Shares directly from the Distributor, Shares may be purchased through procedures established by the Distributor in connection with the requirements of Participating Organizations under the Funds' Distribution and Shareholder Services Plan. Customers purchasing Shares of the Funds may include officers, directors, or employees of the Investment Adviser and its affiliates.

            The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

            The Money Market Funds may redeem Shares involuntarily if redemption appears appropriate in light of the Funds' responsibilities under the 1940 Act. (See "VALUATION - The Money Market Funds" above for further information.)

                             MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS
---------------------

            The names of the trustees of the Funds, their addresses, and principal occupations during the past five years are set forth in each of the Funds' Prospectuses. The officers of the Funds, their addresses, and principal occupations during the past five years are as follows:

                       Position(s) Held        Principal Occupation
Name and Address       With the Funds          During Past 5 Years
----------------       ----------------        --------------------

Walter B. Grimm*       Chairman, President,    From June, 1992 to present,
3435 Stelzer Road      and Trustee             employee of BISYS Fund Services;
Columbus, OH 43219                             from 1987 to June, 1992,
                                               President of Leigh
                                               Consulting/Investments
                                               (investment firm).

D'Ray Moore*           Vice President and      From February, 1990 to present,
3435 Stelzer Road      Secretary               employee of BISYS Fund Services.
Columbus, OH  43219

Alaina J. Metz*        Assistant Secretary     From June 1995 to present,
3435 Stelzer Road                              employee of BISYS Fund Services;
Columbus, OH  43219                            from May 1989 to June 1995,
                                               Supervisor, Mutual Fund Legal
                                               Department, Alliance Capital
                                               Management.

William J. Tomko*      Vice President          From April, 1987 to present,
3435 Stelzer Road                              employee of BISYS Fund Services.
Columbus, OH  43219



THOMAS E. LINE*        Treasurer               From December, 1996 to present,
3435 Stelzer Road                              employee of BISYS Fund Services;
Columbus, OH  43219                            from September, 1989 to
                                               November, 1996, Audit Senior
                                               Manager at KPMG Peat Marwick LLP.

George O. Martinez*     Vice President      From April 1995 to present,
3435 Stelzer Road                           employee of BISYS Fund Services;
Columbus, OH  43219                         from June 1989 - March 1995,
                                            Vice President and Associate
                                            General Counsel, Alliance
                                            Capital Management.



 Dana Gentile*           Vice President     From December 1987 to present,
 3435 Stelzer Road                          employee of BISYS Fund Services.
 Columbus, OH 43219

----------------
* Messrs. Grimm, Tomko, Line and Martinez and Ms. Moore, Ms. Metz and Ms. Gentile are each considered to be an "interested person" of the Funds as defined in the 1940 Act.



                              COMPENSATION TABLE (1)
                              ---------------------
                                                                         Total
                    Aggregate       Pension or                           Compensation
                    Compensation    Retirement                           from The
                    from The        Benefits          Estimated          American
                    American        Accrued As        Annual             Performance
Name of Person,     Performance     Part of Fund      Benefits Upon      Funds Paid to
Position            Funds           Expenses          Retirement         Trustee
--------            -----           --------          ----------         -------
Walter B. Grimm     None            None              None               None

J. David Huber      None            None              None               None

Michael J. Hall     $5,000          None              None               $5,000

Perry A. Wimpey     $6,000          None              None               $6,000

I. Edgar Hendrix    $6,000          None              None               $6,000

    (1)  Figures are for the Funds' fiscal year ended August 31, 1996.

INVESTMENT ADVISER AND SUB-ADVISER
----------------------------------


            Investment advisory services are provided to each of the Funds by Bank of Oklahoma, N.A. ("BOK") ("Investment Adviser"), pursuant to an Investment Advisory Agreement dated October 1, 1994 (hereinafter referred to as the "Advisory Agreement").

            Under the Advisory Agreement, the Investment Adviser has agreed to provide to the respective Funds the respective investment advisory services described in the Funds' Prospectuses. For the services provided and expenses assumed pursuant to the Advisory Agreement, the Investment Adviser is entitled to receive a fee from each of the Funds, computed daily and paid monthly, based on the lower of (1) such fee as may, from time to time, be agreed upon in writing by the Funds and the Investment Adviser or (2) the average daily net assets of each such Fund as follows: the U.S. Treasury Fund and the Cash Management Fund - forty one-hundredths of one percent (.40%) annually; the Equity Fund, the Aggressive Growth Fund and the Growth Equity Fund - sixty-nine one-hundredths of one percent (.69%) annually; the Balanced Fund - seventy-four one-hundredths of one percent (.74%) annually; the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund and the Short-Term Income Fund - fifty-five one-hundredths of one percent (.55%) annually.

            Sub-investment advisory services are provided to the Cash Management Fund by AMR Investment Services, Inc. ("Sub-Advisor" or "AMR") pursuant to a Sub-Investment Advisory Agreement between BOK and AMR dated June 16, 1997 (hereinafter referred to as the "Sub-Advisory Agreement"). For the services provided and the expenses assumed pursuant to the Sub-Advisory Agreement, AMR is entitled to receive a fee from BOK, computed daily and paid monthly, at the annual rate of not less than fifteen one-hundredths of one percent (.15%) nor more than forty one-hundredths of one percent (.40%) of the average daily net assets of the Cash Management Fund.


            For its investment advisory services during the fiscal year ending August 31, 1996, BancOklahoma Trust Company ("BOTC") (the wholly-owned subsidiary of BOK) received from the Funds $801,240 with respect to the U.S. Treasury Fund; $1,238,786 with respect to the Cash Management Fund; $129,467, which is $73,915 less than the maximum amount of advisory fees, if charged, with respect to the Bond Fund; $227,937, which is $130,084 less than the maximum amount of such fees, if charged, with respect to the Intermediate Bond Fund; $407,341, which is $154,982 less than the maximum amount of such fees, if charged, with respect to the Equity Fund; $101,273, which is $57,916 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Tax-Free Bond Fund; $202,594, which is $77,088 less than the maximum amount of advisory fees, if charged, with respect to the Aggressive Growth Fund; $0, which is $65,313 less than the maximum amount of advisory fees, if charged with respect to the Short-Term Income Fund; and $0 which is $149,330 less than the maximum amount of advisory fees, if charged with respect to the Balanced Fund.


            For its investment advisory services during the fiscal year ended August 31, 1995, BOTC received from the Funds $732,975, which is $27,001 less than the maximum amount of advisory fees, if charged, with respect to the U.S. Treasury Fund; $119,282 which is $66,995 less than the maximum amount of advisory fees, if charged, with respect to the Bond Fund; $271,212 which is $152,206 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Bond Fund; $360,139 which is $134,698 less than the maximum amount of advisory fees, if charged, with respect to the Equity Fund; $56,984, which is $96,109 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Tax-Free Bond Fund; $130,408 which is $49,067 less than the maximum amount of advisory fees, if charged, with respect to the Aggressive Growth Fund. For investment advisory services during the period from October 1, 1994 to August 31, 1995, BOTC received from the Funds $799,677 which is $30,520 less than the maximum amount of advisory fees, if charged, with respect to the Cash Management Fund. For the period from commencement of operations, October 19, 1994, to August 31, 1995, BOTC received from the Funds $17,642 which is $39,100 less than the maximum amount of advisory fees, if charged, with respect to the Short-Term Income Fund; and for the period from commencement of operations, June 1, 1995, to August 31, 1995, BOTC received from the Funds $0 which is $21,992 less than the maximum amount of advisory fees, if charged, with respect to the Balanced Fund.

            For its investment advisory services during the fiscal year ending August 31, 1994, BOTC received from the Funds $153,213, which is $153,213 less than the maximum amount of advisory fees, if charged, with respect to the U.S. Treasury Fund; $91,725, which is $52,636 less than the maximum amount of advisory fees, if charged, with respect to the Bond Fund; $224,116, which is $128,475 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Bond Fund; $304,010, which is $116,027 less than the maximum amount of advisory fees, if charged, with respect to the Equity Fund; $0, which is $120,948 less than the maximum amount of advisory fees, if charged, with respect to the Intermediate Tax-Free Bond Fund; $80,387, which is $32,285 less than the maximum amount of advisory fees, if charged, with respect to the Aggressive Growth Fund. The Short-Term Income Fund and the Balanced Fund were not in operation during the fiscal year ended August 31, 1994. BOTC did not serve as investment adviser to the Cash Management Fund for the fiscal year ended August 31, 1994.

            Investment advisory services formerly were provided by AMR, jointly with BOTC, to the U.S. Treasury Fund and by AMR solely to the Cash Management Fund pursuant to an Investment Advisory Agreement dated September 5, 1990. AMR ceased providing investment advisory services to the U.S. Treasury Fund and the Cash Management Fund on September 30, 1994. For services provided and expenses assumed under the AMR Investment Advisory Agreement, the U.S. Treasury Fund and the Cash Management Fund paid AMR a fee, computed daily and paid monthly, based on the lower of (1) such fee as was, from time to time, agreed upon in writing by the Funds and AMR or (2) the average daily net assets of the respective Funds, as follows: the Cash Management Fund - forty one-hundredths of one percent (.40%) annually and the U.S. Treasury Fund - twenty one-hundredths of one percent (.20%) annually.

            For investment advisory services during the period from September 1, 1994 to September 30, 1994, at which time the Investment Advisory Agreement terminated, AMR received from the Funds $13,468 with respect to the U.S. Treasury Fund; and $29,578 with respect to the Cash Management Fund. For Sub-Advisory services during the period from October 1, 1994 to August 31, 1995, AMR received from BOTC $281,081 with respect to the Cash Management Fund.

            For investment advisory services during the fiscal year ending August 31, 1994, AMR received from the Funds $153,212, which is $153,212 less than the maximum amount of advisory fees, if charged, with respect to the U.S. Treasury Fund; and $358,644, which is $358,644 less than the maximum amount of such fees, if charged, with respect to the Cash Management Fund.

            The Investment Adviser may periodically set its fees at less than the maximum allowable amount with respect to any Fund it serves in order to increase the net income of that Fund available for distribution as dividends. For information on such voluntary reductions undertaken for the period ended August 31, 1996, concerning a particular Fund, see "MANAGEMENT OF THE FUND - Investment Adviser" in the Prospectus pertaining to such Fund.

            Unless sooner terminated, the Advisory Agreement will continue in effect until August 1, 1997. The Advisory Agreement will continue in effect as to a particular Fund for successive one-year terms after the aforementioned date, if such continuance is approved at least annually by the Funds' Board of Trustees or by vote of a majority of the outstanding voting Shares of such Fund (as defined under "GENERAL INFORMATION--Miscellaneous" in the Funds' Prospectuses), and a majority of the Trustees who are not parties to the Advisory Agreement, or interested persons (as defined in 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose.


            The Sub-Advisory Agreement between BOK and AMR provides that unless sooner terminated, it will continue in effect until August 1, 1998 and for successive one-year terms thereafter, provided that such continuance is approved annually in the manner set forth above. The Advisory and Sub-Advisory Agreements are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding voting Shares of that Fund, or by the Investment Adviser or the Sub-Adviser, as the case may be. The Advisory and Sub-Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.


            The Advisory and Sub-Advisory Agreements provide that the Investment Adviser or the Sub-Adviser, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the respective Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the respective provider of services to the Funds in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

            From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the Investment Adviser or Sub-Adviser including, but not limited to, (i) descriptions of the adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the adviser's operations.

            DISTRIBUTION


            Shares of the Funds are sold on a continuous basis by the Distributor for the Funds. Under the Funds' Amended and Restated Distribution and Shareholder Services Plan (the "Distribution Plan"), each of the Funds will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to twenty-five one hundredths of one percent (.25%) of its average daily net assets. The Distributor may use the distribution fee to provide distribution assistance with respect to the Funds' Shares or to provide Shareholder services to the holders of the Funds' Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies, and investment counselors, but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plan will be made pursuant to an agreement between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries which may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of the Funds' Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of Shareholder services rendered to the Participating Organization's customers owning the Funds' Shares. Under the Distribution Plan, a Participating Organization may include the Funds'
Advisers or their affiliates. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act).


            The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from the Funds the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year. The Distributor may periodically waive all or a portion of the distribution fee to increase the net income attributable to a Fund available for distribution as dividends to the Fund's Shareholders. To reduce operating expenses, the Distributor has by agreement with the Funds, limited its fees under the Distribution Plan to twenty-five one hundredths of one percent (.25%) of each Fund's average daily net assets. For information on such voluntary reductions concerning a particular fund, see "DISTRIBUTION" in the Prospectus pertaining to such Fund.

            Under the Distribution Plan during the fiscal year ended August 31, 1996, the Distributor received the maximum amount receivable under the Plan with respect to the following Funds and in the following amounts: $92,476, with respect to the Bond Fund; $162,813, with respect to the Intermediate Bond Fund; $203,670 with respect to the Equity Fund and $101,297 with respect to the Aggressive Growth Fund. Under the Distribution Plan during the fiscal year ended August 31, 1996, the Distributor received $0 which is $500,780 less than the maximum amount receivable under the Plan with respect to the U.S. Treasury Fund; $0 which is $830,500 less than the maximum amount receivable under the Plan with respect to the Cash Management Fund; $0 which is $72,358 less than the maximum amount receivable under the Plan with respect to the Intermediate Tax-Free Bond Fund; $0 which is $50,449 less than the maximum amount receivable under the Plan with respect to the Balanced Fund; and $0 which is $29,688 less than the maximum amount receivable under the Plan with respect to the Short-Term Income Fund.

            Under the Distribution Plan during the fiscal year ended August 31, 1995, the Distributor received the maximum amount receivable under the Plan with respect to the following Funds and in the following amounts: $84,678 with respect to the Bond Fund; $192,530 with respect to the Intermediate Bond Fund; $179,345 with respect to the Equity Fund and $64,937 with respect to the Aggressive Growth Fund. Under the Distribution Plan during the fiscal year ended August 31, 1995, the Distributor received $0, which is $69,588 less than the maximum amount receivable under the Plan with respect to the Intermediate Tax-Free Bond Fund; $33,751 which is $441,234 less than the maximum amount receivable with respect to the U.S. Treasury Fund; and $38,082 which is $480,791 less than the maximum amount receivable with respect to the Cash Management Fund. Under the Distribution Plan during the period from commencement of operations, October 19, 1994, to August 31, 1995, the Distributor received $2,911 which is $22,881 less than the maximum amount receivable under the Plan with respect to the Short-Term Income Fund; and during the period from commencement of operations, June 1, 1995 to August 31, 1995, the Distributor received $0 which is $7,430 less than the maximum amount receivable under the Plan with respect to the Balanced Fund.

            Under the Distribution Plan during the fiscal year ended August 31, 1994, the Distributor received the maximum amount receivable under the Plan with respect to the following Funds and in the following amounts: $383,031 with respect to the U.S. Treasury Fund; $448,305 with respect to the Cash Management Fund; $65,518 with respect to the Bond Fund; $160,083 with respect to the Intermediate Bond Fund; $152,005 with respect to the Equity Fund and $40,194 with respect to the Aggressive Growth Fund. Under the Distribution Plan during the fiscal year ended August 31, 1994, the Distributor received $0, which is $54,977 less than the maximum amount receivable under the Plan with respect to the Intermediate Tax-Free Bond Fund. The Short-Term Income Fund and the Balanced Fund were not in operation during the fiscal year ended August 31, 1994.

            Substantially all of the amount received by the Distributor under the Distribution Plan during the last fiscal year, the period from September 1, 1995 to August 31, 1996, was spent on compensation to dealers. 2.09% was retained by BISYS and spent on printing and mailing of prospectuses. The total amount spent on compensation to dealers during the last fiscal year was $560,018. The total amount retained by BISYS during the last fiscal year was $11,721.

            The Securities and Exchange Commission has proposed amendments to Rule 12b-1 under the 1940 Act, which regulates the Distribution Plan and similar arrangements of other investment companies which make payments in connection with the distribution of their securities. One concern of the Securities and Exchange Commission is the desirability of so-called "compensation plans" which pay distributors of investment companies fees that are not tied directly to distribution expenses actually incurred by them. Because the Distribution Plan does not limit payments made to the Distributor and to Participating Organizations to the reimbursement of expenses incurred pursuant to the Plan, the Distribution Plan is a compensation plan. In the event the amendments to Rule 12b-1 are adopted, new procedural and substantive requirements may be imposed on 12b-1 distribution plans, and may necessitate certain modifications to the Distribution Plan.

GLASS-STEAGALL ACT
------------------


            In 1971 the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or exerting control of a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as Investment Adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

            BOK believes that it possesses the legal authority to perform the investment advisory services that are contemplated by its Investment Advisory Agreement with the Funds and described in the Prospectuses and this Statement of Additional Information without violation of the Glass-Steagall Act. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BOK, from continuing to perform such services for the Funds. Depending upon the nature of any changes in the services which could be provided by BOK, the Board of Trustees of the Funds would review the Funds' relationship with BOK, and consider taking all action necessary in the circumstances.

            Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BOK, or other banks serving as Participating Organizations under the Funds' Distribution and Shareholder Services Plan, in connection with Customer purchases of Shares of the Funds, such banks may be required to alter materially or discontinue the services offered by them to Customers under the Distribution and Shareholder Services Plan. It is not anticipated, however, that any change in the Funds' Distribution and Shareholder Services Plan would affect its net asset value per Share or result in financial losses to any Customer.


PORTFOLIO TRANSACTIONS
----------------------


            Pursuant to the Advisory and Sub-Advisory Agreements, subject to the general supervision of the Board of Trustees of the Funds and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds and the Bond Investment Funds usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions with respect to the Equity Investment Funds on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Investment Adviser and Sub-Adviser generally seek competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

            During the fiscal year ended August 31, 1996, the Equity Fund paid aggregate brokerage commissions in the amount of $106,593. During the fiscal year ended August 31, 1996, BOTC directed brokerage transactions for the Equity Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $90,918; aggregate commissions -- $48,969. During the fiscal year ended August 31, 1996, the Aggressive Growth Fund paid aggregate brokerage commissions in the amount of $20,047. During the fiscal year ended August 31, 1996, BOTC directed brokerage transactions for the Aggressive Growth Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $20,047; aggregate commissions -- $0. During the fiscal year ended August 31, 1996 the Balanced Fund paid aggregate brokerage commissions in the amount of $25,340. BOTC directed brokerage transactions for the Balanced Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $19,722 and aggregate commissions -- $5,618.

            During the fiscal year ended August 31, 1995, the Equity Fund paid aggregate brokerage commissions in the amount of $159,829. During the fiscal year ended August 31, 1995, BOTC directed brokerage transactions for the Equity Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $158,700,000; aggregate commissions -- $159,069. During the fiscal year ended August 31, 1995, the Aggressive Growth Fund paid aggregate brokerage commissions in the amount of $10,768. During the fiscal year ended August 31, 1995, BOTC directed brokerage transactions for the Aggressive Growth Fund to brokers because of research services provided in the following amounts: aggregate transactions -- $14,600,000; aggregate commissions -- $10,648. For the period June 1, 1995 to August 31, 1995, the Balanced Fund paid aggregate brokerage commissions in the amount of $9,818.


            Allocation of transactions, including their frequency, to various dealers is determined by the Investment Adviser and/or Sub-Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Investment Adviser and Sub-Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and Sub-Adviser and does not reduce the advisory fees payable to the Investment Adviser and Sub-Adviser. Such information may be useful to the Investment Adviser and Sub-Adviser in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such adviser in carrying out its obligations to the Funds.

            The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Investment Adviser or Sub-Adviser, its Distributor, or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of an Investment

Adviser with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.


            Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Investment Adviser and Sub-Adviser. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser or Sub-Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Investment Adviser or Sub-Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by Investment Advisory and Sub-Advisory Agreements, in making investment recommendations for the Funds, the Investment Adviser or Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Investment Adviser or Sub-Adviser or their respective parents or subsidiaries or affiliates unless legally required to do so and, in dealing with its commercial customers, the Investment Adviser or Sub-Adviser and their respective parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.


ADMINISTRATOR
-------------

            BISYS Fund Services ("BISYS") serves as general manager and administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement with the Funds dated September 5, 1990, as amended and restated on August 30, 1994 (hereinafter referred to as the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed under the Investment Advisory, Sub-Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements for that Fund). The Administrator is a broker-dealer registered with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc.

            On October 1, 1993, BISYS and its affiliated companies, including BISYS Fund Services Ohio, Inc., were acquired by the BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations.

            Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund and to compute the net asset value and net income of those Funds on a daily basis, to maintain office facilities for the Funds, to maintain the Funds' financial accounts and records, and to furnish the Funds statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Funds with respect to the Funds. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Funds' operations other than those performed under the Investment Advisory, Sub-Advisory, Custodian, Fund Accounting, and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

            The Administrator receives a fee from each Fund for its services provided and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of twenty one hundredths of one percent (.20%) of each Fund's average daily net assets. The Administrator may periodically set its fees at less than the maximum allowable amount with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. For information on such voluntary reductions undertaken concerning a particular fund, see "MANAGEMENT OF THE FUND
- Administrator, and Distributor" in the Prospectus pertaining to such Fund.

            For management and administration services during the fiscal year ended August 31, 1996, BISYS received from the Funds $400,620 with respect to the U.S. Treasury Fund; $664,393 with respect to the Cash Management Fund; $73,981 with respect to the Bond Fund; $130,250 with respect to the Intermediate Bond Fund; $57,869 with respect to the Intermediate Tax-Free Bond Fund; $162,936 with respect to the Equity Fund; $81,038 with respect to the Aggressive Growth Fund; $23,727 with respect to the Short-Term Income Fund; and $40,306 with respect to the Balanced Fund.

            For management and administration services during the fiscal year ended August 31, 1995, BISYS received from the Funds $379,988 with respect to the U.S. Treasury Fund; $415,071 with respect to the Cash Management Fund; $67,742 with respect to the Bond Fund; $154,024 with respect to the Intermediate Bond Fund; $17,180 with respect to the Intermediate Tax-Free Bond Fund, which represents a waiver of $38,490; $143,476 with respect to the Equity Fund; and $51,949 with respect to the Aggressive Growth Fund. For the period from commencement of operations, October 19, 1994, to August 31, 1995, BISYS received from the Funds $10,031 which represents a waiver of $10,603 with respect to the Short-Term Income Fund, and for the period from commencement of operations, June 1, 1995, to August 31, 1995, BISYS received from the Funds $5,873 with respect to the Balanced Fund.

            For management and administration services during the fiscal year ended August 31, 1994, BISYS received from the Funds $306,425 with respect to the U.S. Treasury Fund; $358,644 with respect to the Cash Management Fund; $52,414 with respect to the Bond Fund; $127,744 with respect to the Intermediate Bond Fund; $0 with respect to the Intermediate Tax-Free Bond Fund, which represents a waiver of $43,981; $121,604 with respect to the Equity

Fund; and $32,583 with respect to the Aggressive Growth Fund. The Short-Term Income Fund and the Balanced Fund were not in operation during the fiscal year ended August 31, 1994.

            Unless sooner terminated, the Administration Agreement will continue in effect until December 31, 1998 and thereafter will automatically continue in effect for successive three-year periods unless written notice not to renew is given by the non-renewing party at least sixty days prior to the expiration of the then-current term. Otherwise, the Administration Agreement is terminable, with respect to a particular Fund only upon mutual agreement or for "cause" in either case on not less than sixty days' notice by the Funds' Board of Trustees or by the Administrator. For purposes of the Administration Agreement, "cause" means (i) willful misfeasance, bad faith, gross negligence, abandonment, or reckless disregard on the part of either party with respect to its obligations and duties set forth herein; (ii) regulatory, administrative, or judicial action initiated against either party with regard to the violation of any rule, regulation, order, or law; (iii) the dissolution or liquidation of either party or other cessation of business other than a reorganization or recapitalization of such party as an ongoing business; (iv) financial difficulties on the part of either party which is evidenced by the authorization or commencement of, or involvement by way of pleading, answer, consent, or acquiescence in, a voluntary or involuntary case under Title 11 of the United States Code, as, from time to time, in effect, or any applicable law, other than said Title 11, of any jurisdiction relating to the liquidation or reorganization of debtors or to the modification or alteration of the rights of creditors; or (v) any circumstance which substantially impairs the performance of either party's obligations and duties as contemplated herein.

            The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

SUB-ADMINISTRATOR
-----------------

            Effective May 12, 1995, BancOklahoma Trust Company became the Sub-Administrator to the Funds pursuant to an agreement between the Administrator and BancOklahoma Trust Company. Pursuant to this agreement, BancOklahoma Trust Company assumed many of the Administrator's duties, for which BancOklahoma Trust Company receives a fee, paid by the Administrator, calculated at an annual rate of five one-hundredths of one percent (.05%) of each Fund's average net assets.

            For Sub-Administration services during the fiscal year ended August 31, 1996, BancOklahoma Trust Company received fees in the following amounts from the Administrator: $100,155 with respect to the U.S. Treasury Fund; $166,098 with respect to the Cash Management Fund; $18,495 with respect to the Bond Fund; $32,563 with respect to the Intermediate Bond Fund; $14,468 with respect to the Intermediate Tax-Free Bond Fund; $5,932 with respect to the Short-Term Income Fund; $9,970 with respect to the Balanced Fund; $40,734 with respect to the Equity Fund; and $20,259 with respect to the Aggressive Growth Fund.

            For Sub-Administration services during the period from May 12, 1995 to August 31, 1995 BancOklahoma Trust Company received fees in the following amounts from the Administrator: $33,272 with respect to the U.S. Treasury Fund; $33,645 with respect to the Cash Management Fund; $4,429 with respect to the Bond Fund; $9,680 with respect to the Intermediate Bond Fund; $3,594 with respect to the Intermediate Tax-Free Bond Fund; $9,488 with respect to the Equity Fund; $4,200 with respect to the Aggressive Growth Fund; and $1,589 with respect to the Short-Term Income Fund. For the period from commencement of operations, June 1, 1995 to August 31, 1995, BancOklahoma Trust Company received $1,241 with respect to the Balanced Fund.





DISTRIBUTOR
-----------

            BISYS serves as distributor to each of the Funds pursuant to its Distribution Agreement with the Funds dated October 1, 1993 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect until August 1, 1997 and thereafter will continue for successive one-year periods if approved at least annually (i) by the Funds' Board of Trustees or by the vote of a majority of the outstanding voting Shares of the Funds (as defined in "GENERAL INFORMATION-Miscellaneous" in the Funds' Prospectuses) that are parties to the Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Funds who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated in the event of its assignment, as defined in the 1940 Act.

            The Distribution Agreement is the successor to the previous distribution agreement, which terminated automatically by its terms upon consummation of the acquisition of BISYS by The BISYS Group, Inc. The Distribution Agreement was unanimously approved by the Board of Trustees of the Funds and is materially identical to the terminated distribution agreement.

CUSTODIAN, TRANSFER AGENT, AND FUND ACCOUNTANT
----------------------------------------------

            Cash and securities owned by each of the Funds are held by Bank of Oklahoma, N.A. ("BOK") as custodian. Under its September 5, 1990 Custodian Agreement, with the Funds, BOK (i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Funds' Board of Trustees concerning the Funds' operations. BOK may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Funds, provided that it shall remain liable for the performance of all of its duties under the Custodian Agreement.

            Under the Custodian Agreement, the Funds have agreed to pay BOK a custodian fee with respect to each Fund at an annual rate of three one hundredths of one percent (.03%) of such Fund's average daily net assets. BOK is also entitled to be reimbursed by the Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. BOK may periodically set its custodian fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends. No such voluntary reductions were undertaken for the period ended August 31, 1996 concerning any of the Funds except for the Balanced Fund and the Short-Term Income Fund.

            For custodian services during the fiscal year ended August 31, 1996, the Funds paid BOK $60,093 for the U.S. Treasury Fund; $99,659 for the Cash Management Fund; $11,097 for the Bond Fund; $19,538 for the Intermediate Bond Fund; $24,441 for the Equity Fund; $8,681 for the Intermediate Tax-Free Bond Fund; $12,156 for the Aggressive Growth Fund; no fees for the Short-Term Income Fund which reflects a fee reduction of $3,562; and no fees for the Balanced Fund which reflects a fee reduction of $6,054.

            For custodian services during the fiscal year ended August 31, 1995, the Funds paid BOK $56,998 for the U.S. Treasury Fund; $62,260 for the Cash Management Fund; $10,161 for the Bond Fund; $23,103 for the Intermediate Bond Fund; $21,521 for the Equity Fund; $8,352 for the Intermediate Tax-Free Bond Fund; and $7,792 for the Aggressive Growth Fund. For the period from commencement of operations, October 19, 1994, to August 31, 1995, the Funds paid BOK $349 for the Short-Term Income Fund, and for the period from commencement of operations, June 1, 1995, to August 31,1995, the Funds paid BOK no fees for the Balanced Fund.

            For custodian services during the fiscal year ended August 31, 1994, the Funds paid BOK $45,964 for the U.S. Treasury Fund; $53,797 for the Cash Management Fund; $7,862 for the Bond Fund; $19,210 for the Intermediate Bond Fund; $18,241 for the Equity Fund; $6,014 for the Intermediate Tax-Free Bond Fund; and $4,823 for the Aggressive Growth Fund. The Short-Term Income Fund and the Balanced Fund were not in operation during the fiscal year ended August 31, 1994.

            BISYS Fund Services Ohio, Inc. serves as transfer agent to each of the Funds pursuant to a Transfer Agency Agreement with the Funds dated September 5, 1990. While BISYS Fund Services Ohio, Inc. is a distinct legal entity from BISYS Fund Services (each Fund's Administrator and Distributor), BISYS Fund Services Ohio, Inc. is considered to be an affiliated person of BISYS Fund Services under the 1940 Act due to, among other things, the fact that BISYS Fund Services Ohio, Inc. is owned by substantially the same persons that directly or indirectly own BISYS Fund Services. Under the Transfer Agency Agreement, BISYS Fund Services Ohio, Inc. has agreed: (i) to issue and redeem Shares of the Funds; (ii) to address and mail all communications by the Funds to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Funds' Board of Trustees concerning the Funds' operations.

            Under the Transfer Agency Agreement, the Funds have agreed to pay BISYS Fund Services Ohio, Inc. with respect to each Fund an annual minimum fee of $10,000 for less than 100 Shareholder accounts invested in a Fund, $18,000 for 100 to 499 Shareholder accounts invested in a Fund, $24,000 for 500 or more Shareholder accounts invested in a Fund, $16 for each additional Shareholder account invested in a Money Market Fund, and $14 for each additional Shareholder account invested in a non-daily dividend based fund. (The number of Shareholder accounts for purposes of determining the base fee is calculated on a monthly basis.) BISYS Fund Services Ohio, Inc. is also entitled to be reimbursed by the Funds for postage, handling fees, and reasonable costs of supplies used by BISYS Fund Services Ohio, Inc. in the performance of its services under the Transfer Agency Agreement. BISYS Fund Services Ohio, Inc. may periodically set its transfer agency fees at less than the maximum allowable amount with respect to a Fund to increase the Fund's net income available for distribution as dividends.

            BISYS Fund Services Ohio, Inc. serves as fund accountant for each Fund pursuant to a fund accounting agreement with the Funds dated September 5, 1990 (the "Fund Accounting Agreement"). As fund accountant for the Funds, BISYS Fund Services Ohio, Inc. prices the Funds' Shares, calculates the Funds' net asset value, and maintains the general ledger accounting records for each Fund. Under its Fund Accounting Agreement with the Funds, BISYS Fund Services Ohio, Inc. is entitled to receive a fee (1) from each Fund (other than the Intermediate Tax-Free Bond Fund) at an annual rate of three one-hundredths of one percent (.03%) of the Fund's average daily net assets plus out-of-pocket expenses, with a minimum monthly fee of $2,500 per Fund and (2) from the Intermediate Tax-Free Bond Fund at an annual rate of four one-hundredths of one percent (.04%) of the Fund's average daily net assets, plus out-of-pocket expenses, with a minimum monthly fee of $3,500. BISYS Fund Services Ohio, Inc. may periodically set its fund accounting fees at less than the maximum allowable amount with respect to a Fund in order to increase the Fund's net income available for distribution as dividends.

            For transfer agency and Fund accounting services during the fiscal year ended August 31, 1996, the Funds paid BISYS Fund Services Ohio, Inc. $99,549 for the U.S. Treasury Fund; $153,313 for the Cash Management Fund; $27,287 for the Bond Fund; $47,236 for the Intermediate Bond Fund; $50,607 for the Equity Fund; $36,462 for the Intermediate Tax-Free Bond Fund; $32,127 for the Aggressive Growth Fund; $4,798 for the Short-Term Income Fund; and $14,931 for the Balanced Fund.

            For transfer agency and Fund accounting services during the fiscal year ended August 31, 1995, the Funds paid BISYS Fund Services Ohio, Inc. $74,920 for the U.S. Treasury Fund, $81,737 for the Cash Management Fund, $38,030 for the Bond Fund, $49,535 for the

Intermediate Bond Fund, $43,976 for the Equity Fund, $30,706 for the Intermediate Tax-Free Bond Fund, and $46,075 for the Aggressive Growth Fund. For the period from commencement of operations October 19, 1994, to August 31, 1995, the Funds paid BISYS Fund Services Ohio, Inc. $17,725 for the Short-Term Income Fund, and for the period from commencement of operations, June 1, 1995, to August 31, 1995, the Funds paid BISYS Fund Services Ohio, Inc. $2,756 for the Balanced Fund.

            For transfer agency and Fund accounting services during the fiscal year ended August 31, 1994, the Funds paid BISYS Fund Services Ohio, Inc. $56,358 for the U.S. Treasury Fund, $64,974 for the Cash Management Fund, $44,139 for the Bond Fund, $50,394 for the Intermediate Bond Fund, $44,158 for the Equity Fund, $29,487 which reflects a waiver of $42,000 for the Intermediate Tax-Free Bond Fund, and $49,740 for the Aggressive Growth Fund. The Short-Term Income Fund and the Balanced Fund were not in operation during the fiscal year ended August 31, 1994.

AUDITORS
--------

            The financial statements of the Funds as of August 31, 1996 appearing in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent public accountants, as set forth in their report appearing elsewhere herein, and is included in reliance upon such report and on the authority of such firm as experts in auditing and accounting.

LEGAL COUNSEL
-------------

            Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 are counsel to the Funds.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES
---------------------



            The Funds are separate series of a single Massachusetts business trust which was organized on October 1, 1987 and began active operations in August of 1990. The Funds' Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on October 2, 1987 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, with par value of $0.00001. The Funds currently comprise ten series of Shares which represent interests in the U.S. Treasury Fund, the Cash Management Fund, the Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Equity Fund, the Aggressive Growth Fund, the Short-Term Income Fund, the Balanced Fund and the Growth Equity Fund. The Funds' Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Funds into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

            Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

            Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical (in which case the Shareholders of the Funds will vote in the aggregate), or that the matter does not affect any interest of the Fund (in which case no vote by the Shareholders of the Fund in question will be required). Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Funds voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

            Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Funds' Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Funds, and that every written agreement, obligation, instrument, or undertaking made by the Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations.

            The Declaration of Trust states further that no Trustee, officer, or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the trust for payment.

CALCULATION OF PERFORMANCE DATA
-------------------------------

            Based on the seven-day period ended August 31, 1996 (the "base period"), the yield of the Cash Management Fund was 4.92% and the Fund's effective yield was 5.04%. Based on the same base period, the yield of the U.S. Treasury Fund was 4.55% and the Fund's effective yield was 4.66%. Each Money Market Fund's seven-day yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). Each Money Market Fund's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

            Based on the thirty-day period ended August 31, 1996 ("30-day base period"), the 30-day yields of the Bond Investment Funds were as follows: the Bond Fund, 6.29% (without load) and 6.04% (with load); the Intermediate Bond Fund, 5.84% (without load) and 5.66% (with load); and the Intermediate Tax-Free Bond Fund, 4.36% (without load) and 4.23% (with load); the Short-Term Income Fund, 5.97% (without load) and 5.85% (with load). The 30-day yield of each Bond Investment Fund is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

                   30-Day Yield = 2[(  a-b  +1)6-1]
                                       ---
                                        cd

            In the above formula, "a" represents dividends and interest earned during the 30-day base period; "b" represents expenses accrued for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the 30-day base period.

            The tax equivalent yield for the Intermediate Tax-Free Bond Fund is computed by dividing that portion of the Intermediate Tax Free Bond Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax-equivalent yield for the Intermediate Tax-Free Bond Fund will generally be computed based on an assumed effective Federal income tax rate of 39.6%.

            The average annual total returns for the one-year period ended August 31, 1996 for the Bond Investment Funds, assuming the imposition of a sales load, were as follows: the Bond Fund, (1.30%); the Intermediate Bond Fund, 0.29%; the Intermediate Tax-Free Bond Fund, 0.58%; and the Short-Term Income Fund, 2.58%. The average annual total returns for the one-year period ended August 31, 1996 for the Equity Investment Funds, assuming the imposition of a sales load, were as follows: the Equity Fund, 13.82%; the Aggressive Growth Fund, (2.30)%; and the Balanced Fund, 6.46%.

            The average annual total return of each Bond Investment and Equity Investment Fund is determined by calculating the change in the value of a hypothetical $1,000 investment in the Fund for each of the periods shown. Average annual total return for each Fund was computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions. The total return data above are calculated assuming the imposition of the maximum sales charge for each respective Fund.

            For Shareholders who are not subject to a sales charge, the average annual total returns for the one-year period ended August 31, 1996 were as follows: the Equity Fund 18.53%, the Aggressive Growth 1.77%, the Bond Fund 2.84%, the Intermediate Bond Fund 3.41%, the Intermediate Tax-Free Bond Fund 3.68%, the Short-Term Income Fund 4.64%, and the Balanced Fund 10.87%.

            The average annual total returns for the five-year period ended August 31, 1996 were: 6.57% (without sales charge) and 5.71% (as adjusted for maximum sales charge) for the Bond Fund 6.01% (without sales charge) and 5.37% (as adjusted for maximum sales charge) for the Intermediate Bond Fund; and 10.43% (without sales charge) and 9.52% (as adjusted for maximum sales charge) for the Equity Fund.

            The average annual total returns for the following Funds are: Bond Fund from commencement of operations (9/28/90) to August 31, 1996, 7.73% (without sales charge) and 6.98% (as adjusted for maximum sales charge); Intermediate Bond Fund from commencement of operations (09/28/90) to August 31, 1996, 6.97% (without sales charge) and 6.42% (as adjusted for maximum sales charge); and Equity Fund from commencement of operations (09/28/90) until August 31, 1996, 12.82% (without sales charge) and 12.04% (as adjusted for maximum sales charge).

            The average annual total returns for the following Funds are:
Aggressive Growth Fund from commencement of operations (02/03/92) until August 31, 1996, 11.78% (without sales charge) and 10.78% (as adjusted for maximum sales charge); Short-Term Income Fund from commencement of operations (October 19, 1994) to August 31, 1996 was 5.06% (without sales charge) and 3.95% (as adjusted for maximum sales charge); Balanced Fund from commencement of operations (June 1, 1995) to August 31, 1996 was 14.56% (without sales charge) and 10.87% (as adjusted for maximum sales charge); and Intermediate Tax-Free Bond Fund from commencement of operations (05/29/92) to August 31, 1996, 6.47% (without sales charge) and 5.71% (as adjusted for maximum sales charge)

            Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by Participating Organizations will reduce a Fund's effective yield to customers.

PERFORMANCE COMPARISONS
-----------------------

            Investors may judge the performance of the Funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the Morgan Stanley Capital International EAFE Index and those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation, Shearson Lehman Brothers, Inc. and The Russell 2000 Index and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Fortune, Ibbotson Associates, Inc., CDA/Wiesenberger, American Banker, Institutional Investor, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

            From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. In addition, with respect to the Intermediate Tax-Free Bond Fund, the benefits of Tax-Free investments may be communicated to shareholders. For example, the Intermediate Tax-Free Bond Fund may present information on the yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of the tax-exempt investments.

            The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

            Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based upon a fund's historical risk/reward ratio as determined by Morningstar relative to other funds in that fund's class. Funds are divided into classes based upon their respective investment objectives. The one-to five-star ratings represent the following ratings by Morningstar, respectively: Lowest, Below Average, Neutral, Above Average and Highest.

            Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund.

Fees imposed on its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

MISCELLANEOUS
-------------

            The Funds are not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Funds are required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of the Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

            The Funds are registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Funds.

            The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

            The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.



            As of June 12, 1997, the trustees and officers of the Funds, as a group, owned less than one percent of the Shares of each of the Funds.

            The Funds believe that as of June 12, 1997, Bank of Oklahoma, N.A. (Bank of Oklahoma Tower, One Williams Center, Tulsa, Oklahoma 74103) and its bank affiliates were the Shareholder of record of 99.15% of the U.S. Treasury Fund's Shares, 99.81% of the Cash Management Fund's Shares, 99.53% of the Equity Fund's Shares, 96.38% of the Aggressive Growth Fund's Shares, 99.49% of the Balanced Fund's Shares, 97.15% of the Bond Fund's Shares, 96.6% of the Intermediate Bond Fund's Shares, 98.93% of the Short-Term Income Fund's Shares, and 81.12% of the Intermediate Tax-Free Bond Fund's Shares. The Funds believe that as of the same date, Bank of Oklahoma, N.A. and its bank affiliates possessed, on behalf of its underlying accounts, voting and investment power with respect to 65.87% of the U.S. Treasury Fund's Shares, 58.58% of the Cash Management Fund's Shares, 80.94% of the Equity Fund's Shares, 73.81% of the Aggressive Growth Fund's Shares, 67.31% of the Balanced Fund's Shares, 84.39% of the Bond Fund's Shares, 82.80% of the Intermediate Bond Fund's Shares, 98.14% of the Short-Term Income Fund's Shares, and 67.85% of the Intermediate Tax-Free Bond Fund's Shares, and, as a consequence, Bank of Oklahoma, N.A. and its bank affiliates may be deemed to be a controlling person of each Fund under the 1940 Act.

            The following table indicates each additional person known by the Funds to own beneficially five percent (5%) or more of the Shares of the Funds as of June 12, 1997:

                                    Cash Management Fund
                                    --------------------

                                    Amount of Beneficial        Percent
     Name and Address                Ownership (Shares)          of Fund(%)
     ----------------                ------------------          ----------

     Williams Master Trust             16,615,261.24                5.04%
     Bank of Oklahoma Trustee
     One Williams Center
     Tulsa, Oklahoma  74192

     Mayer, Brown & Platt              18,474,759.39                5.60%
       Savings Plan
     Bank of Oklahoma Trustee
     One Williams Center
     Tulsa, Oklahoma 74192

                                    U.S. Treasury Fund
                                    ------------------

                                     Amount of Beneficial            Percent
     Name and Address                Ownership (Shares)              of Fund(%)
     ----------------                ------------------              ----------

     Oneok Inc. Employees Thrift       17,532,547.38                   6.57%
       Plan
     Bank of Oklahoma Trustee
     One Williams Center
     Tulsa, Oklahoma  74192

     TIA Hillcrest Project Fund        14,718,083.61                   5.52%
     Bank of Oklahoma Trustee
     One Williams Center
     Tulsa, Oklahoma  74192

     Lawton Water Authority            18,670,033.08                   7.00%
     Authorization Project Account
     Bank of Oklahoma Trustee
     One Williams Center
     Tulsa, Oklahoma 74192

                              FINANCIAL STATEMENTS

     The Independent Auditors' Report for the American Performance Funds for the year ended August 31, 1996 and Financial Statements for the American Performance Funds for the period ended August 31, 1996 are all incorporated by reference to the Annual Report of the American Performance Funds, dated as of August 31, 1996, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report may be obtained without charge by contacting the Distributor, BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at 1-800-762-7085.

                                    APPENDIX

            The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

        Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

        A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba Bonds which are rated Ba are judged to have speculative elements -- their future cannot be considered as well assured. Often the protection of interest and = principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.


Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

        AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

        A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB BB debt is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

        AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

        AA+     High credit quality Protection factors are strong.
        AA      Risk is modest but may vary slightly from time to
        AA-     time because of economic conditions.

        A+      Protection factors are average but adequate. However,
        A       risk factors are more variable and greater in periods
        A-      of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

           AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

           AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+."

           A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


IBCA's description of its three highest long-term debt ratings:

           AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

           AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

           A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

           Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                                 -Leading market positions in well-established industries.

                                 -High rates of return on funds employed.

                                 -Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                                 -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                                 -Well-established access to a range of
                                 financial markets and assured sources of alternate liquidity.

           Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

           Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

           A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

           A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

           A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

           D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

           D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

           D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

           D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

           D-3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch's description of its three highest short-term debt ratings:

           F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

           F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

           F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

           F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

           A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

           A2 Obligations supported by a good capacity for timely repayment.

           A3 Obligations supported by a satisfactory capacity for timely payment.

Short-Term Loan/Municipal Note Ratings
--------------------------------------

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1   This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2   This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

           SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

           SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-Term Debt Ratings
-----------------------

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

           TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

           TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

           TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

           TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             REGISTRATION STATEMENT
                                       OF
                           AMERICAN PERFORMANCE FUNDS
                                       ON
                                    FORM N-lA

PART C. OTHER INFORMATION

Item 24.   Financial Statements and Exhibits
           ---------------------------------

(a)        Financial Statements:

           Included   in Part A:

           -- The "Financial Highlights" have been incorporated by reference to Part A of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 12, 1996.

           Included   in Part B:

           The following financial statements have been incorporated by reference into the Statement of Additional Information by reference to American Performance Funds' Annual Report to Shareholders, dated August 31, 1996.

           --         Independent Auditors' Report dated October 18, 1996.

           -- Statements of Assets and Liabilities as of August 31, 1996 (audited).

           -- Statements of Operations for the fiscal year ended August 31, 1996 (audited).

           -- Statements of Changes in Net Assets for the periods or years ended August 31, 1995 and 1996 (audited).

           --         Schedules of Portfolio Investments dated August 31, 1996
                      (audited).

           --         Notes to Financial Statements dated August 31, 1996
                      (audited).

           -- Financial Highlights for each of the periods or years ended August 31, 1992, August 31, 1993, August 31, 1994,
                      August 31, 1995 and August 31, 1996 (audited).

(b)        Exhibits:

           (1) Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to

                      Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

           (2)(a) Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

           (2)(b) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).

           (3)        None.

           (4)(a)     Article III, Section 4 and 5, Article V, Article VIII,
                      Section 4, and Article IX, Sections 1, 4, 5 and 7 of the Agreement and Declaration of Trust dated October 1, 1987, as amended and restated on August 20, 1990 is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).

           (4)(b) Article 9, Article 10, Section 6 and Article 11 of the Bylaws as approved and adopted by Registrant's Board of Trustees is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

           (4)(c) Certified Resolution of the Registrant's Board of Trustees amending the Registrant's Bylaws as adopted by a unanimous vote at a meeting of the Board of Trustees on October 25, 1991 is incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 3 to the Funds' Registration Statement (filed November 26, 1991).


           (5)(a) Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. (formerly, BancOklahoma Trust Company) dated October 1, 1994 is incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 11 to the Funds' Registration Statement (filed February 13, 1995).

           (5)(b) Sub-Investment Advisory Agreement between Bank of Oklahoma, N.A. and AMR Investment Services, Inc. dated June 16, 1997 is filed herewith.


           (5)(c) Amended Schedule A to the Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. (formerly, BancOklahoma Trust Company) dated October 1, 1994 is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).

           (5)(d) Form of Amended Schedule A to the Investment Advisory Agreement between Registrant and Bank of Oklahoma, N.A. (formerly BancOklahoma Trust Company) dated October 1, 1994 is filed herewith.

           (6)(a) Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 6 to the Funds' Registration Statement (filed December 7, 1993).

           (6)(b) Amended Schedules A and B to Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) dated October 1, 1993 are incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).

           (6)(c) Form of Amended Schedules A and B to Distribution Agreement between Registrant and BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) dated October 1, 1993 are filed herewith.


           (7)        None.

           (8)(a) Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31, 1990).

           (8)(b) Amended Schedule A to Custodian Agreement between Registrant and Bank of Oklahoma, N.A. dated September 5, 1990 is incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31,
                      1995).


           (8)(c) Form of Amended Schedule A to Custodian Agreement between Registrant and Bank of Oklahoma, N.A. is filed herewith.

           (9)(a) Management and Administration Agreement between Registrant and BISYS Fund Services, LP (formerly The Winsbury Company Limited Partnership) dated September 5, 1990, as amended and restated on May 12, 1995, is incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).

           (9)(b) Form of Schedule A to the Management and Administration Agreement between Registrant and BISYS Fund Services, LP (formerly The Winsbury Company Limited Partnership) dated September 5, 1990, as amended and restated on May 12, 1995 is filed herewith.

           (9)(c) Transfer Agency and Shareholder Service Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 1 to the Funds' Registration Statement (filed October 31,
                      1990).


           (9)(d) Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) dated September 5, 1990, as amended and restated May 12, 1995, is filed herewith.

           (9)(e) Amended Schedule A to Transfer Agency and Shareholder Service Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) dated September 5, 1990 is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31,
                      1995).

           (9)(f) Sub-Administration Agreement between BISYS Fund Services, LP (formerly The Winsbury Company Limited Partnership) and Bank of Oklahoma, N.A. (formerly, BancOklahoma Trust Company) dated May 12, 1995 is incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).

           (9)(g) Form of Amended Schedule A to Transfer Agency and Shareholder Service Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) dated September 5, 1990 is filed herewith.

           (9)(h) Form of Amended Schedule A to Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly, The Winsbury Service Corporation) dated September 5, 1990, as amended and restated May 12, 1995 is filed herewith.

           (9)(i) Form of Schedule A to Sub-Administration Agreement between BISYS Fund Services, LP (formerly, The Winsbury Company Limited Partnership) and Bank of Oklahoma, N.A. (formerly, BancOklahoma Trust Company) dated May 12, 1995 is filed herewith.

           (10)       Opinion of Ropes & Gray is filed herewith.


           (11)(a)    Consent of KPMG Peat Marwick LLP is filed herewith.

           (11)(b)    Consent of Ropes & Gray is filed herewith.

           (12)       None.

           (13) Purchase Agreement dated August 3, 1990 between Registrant and Winsbury Associates is incorporated by reference to
                      Exhibit 13 to Post-Effective Amendment No. 1 to the
                      Funds' Registration Statement (filed October 31, 1990).

           (14)       None.

           (15)(a) Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is incorporated by reference to
                      Exhibit 15(a) to Post-Effective Amendment No. 7 to the Funds' Registration Statement (filed December 16, 1993).


           (15)(b) Form of Servicing Agreement with Respect to Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to Exhibit 15(b) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

           (15)(c) Form of Servicing Agreement with Respect to Distribution Assistance and Shareholder Services to be utilized in connection with Distribution and Shareholder Services Plan is incorporated by reference to Exhibit 15(c) to Pre-Effective Amendment No. 1 to the Funds' Registration Statement (filed August 29, 1990).

           (15)(d) Amended Schedule A to Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is incorporated by reference to Exhibit 15(d) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31, 1995).


           (15)(e) Form of Schedule A to Amended and Restated Distribution and Shareholder Services Plan dated October 1, 1993 is filed herewith.


           (16)(a) Performance Calculations Schedules for every Fund except the Short-Term Income Fund and the Balanced Fund are incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Funds' Registration Statement (filed December 7, 1993).

           (16)(b) Performance Calculations Schedules for the Short-Term Income Fund and the Balanced Fund are incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No. 13 to the Funds' Registration Statement (filed October 31,
                      1995).

           (17)       Financial Data Schedules
                      (a) U.S. Treasury Fund
                      (b) Cash Management Fund
                      (c) Equity Fund
                      (d) Aggressive Growth Fund

                      (e) Balanced Fund
                      (f) Bond Fund
                      (g) Intermediate Bond Fund
                      (h) Intermediate Tax-Free Bond Fund
                      (i) Short-Term Income Fund

Item 25.       Persons Controlled by or under Common Control with Registrant
               -------------------------------------------------------------


           There are no persons controlled or under common control with the Registrant.

Item 26.       Number of Holders of Securities
               -------------------------------


           As of May 31, 1997 the number of record holders of each series of the Funds were as follows:

            Title of Series                         Number of Record Holders
            ---------------                         ------------------------

           U.S. Treasury Fund                               10

           Cash Management Fund                             38

           Equity Fund                                      46

           Aggressive Growth Fund                          131

           Bond Fund                                        18

           Intermediate Bond Fund                           64

           Intermediate Tax-Free
             Bond Fund                                     114

           Short-Term Income Fund                            4

           Balanced Fund                                     5

Item 27.        Indemnification
                ----------------

                Article VIII of Registrant's Agreement and Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of Registrant's principal underwriter is provided for in the Agreement between Registrant and that service provider as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.        Business and Other Connections of Investment Adviser and
                --------------------------------------------------------
                Investment Sub-Adviser
                ----------------------


                Bank of Oklahoma, N.A. ("BOK") serves as Registrant's investment adviser. AMR Investment Services, Inc. serves as the sub-investment adviser to the American Performance Cash Management Fund.

                To the knowledge of Registrant, none of the directors or officers of BOK and AMR Investment Services, Inc. except those set forth below is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of BOK and AMR Investment Services, Inc. who are engaged in any other business, profession, vocation or employment of a substantial nature.




                         Bank of Oklahoma, N.A.

 Name and Position With     Other
 Bank of Oklahoma           Substantial                       Type of
 N.A.                       Occupation                        Business
 --------------------       -----------                       --------

W. Wayne Allen             Chairman and Chief Executive       Oil
Director                   Officer, Phillips Petroleum
                           Company, 18 Phillips Building,
                           Bartlesville, OK 74004


Keith E. Bailey            Chairman, President and Chief      Oil, Gas and
Director                   Executive Officer, The             Telecommunications
                           Williams Companies, Inc., P.O.
                           Box 2400, Tulsa, OK 74102


Glenn A. Cox               (Retired President and Chief       Oil
Director                   Operating Officer, Phillips
                           Petroleum Company), 401 SE
                           Dewey, Suite 318, Bartlesville,
                           OK 74003

Stanley  A. Lybarger
Director, President and
Chief Executive Officer           None

Ralph S. Cunningham
Director                          President and Chief Executive
                                  Officer, Citgo Petroleum
                                  Corporation, P.O. Box 3758,
                                  Tulsa, OK 74102-3758               Oil

Nancy J. Davies                   Community Leader, 2802             Volunteer
Director                          Meadowlark Lane, Enid, OK
                                  73703

Dr. Robert H. Donaldson           (Former President, University of   Education
Director                          Tulsa), 6449 S. Richmond,
                                  Tulsa, OK 74136

James O. Goodwin                  Chief  Executive Officer, The      Publishing
Director                          Oklahoma Eagle Publ. Co., 624
                                  East Archer, Tulsa, OK 74120

D. Joseph Graham                  Vice President and Chief           Oil
Director                          Financial Officer, Kaiser-
                                  Francis Oil Company, P.O. Box
                                  21468, Tulsa, OK 74121-1468

V. Burns Hargis                   Attorney, McAfee & Taft, Two       Law
Director                          Leadership Square, 10th Floor,
                                  211 N. Robinson, Oklahoma
                                  City, OK 73102

Eugene A. Harris                  None
Director and Executive
Vice President

E. Carey Joullian IV              President, Mustang Fuel            Energy
Director                          Corporation, 2000 Classen
                                  Blvd., 800E, Oklahoma City,
                                  OK 73106-6036

George  B. Kaiser        President and Owner, Kaiser-         Oil
Director and             Francis Oil Co.
Chairman of the Board

David R. Lopez           President, Oklahoma                  Telecommunications
Director                 Southwestern Bell Telephone,
                         800 North Harvey, Oklahoma,
                         OK 73102

Frank A. McPherson       (Retired Chairman and Chief          Oil
Director                 Executive Officer Kerr-McGee
                         Corporation), The Oil Center,
                         2601 Northwest Expressway,
                         Suite 805E, Oklahoma City, OK
                         73112


J. Larry Nichols         Chief Executive Officer and          Energy
Director                 President, Devon Energy
                         Corporation, 20 North
                         Broadway, Suite 1500,
                         Oklahoma City, OK 73102-8260

James W. Pielsticker     President, Arrow Trucking            Trucking
Director                 Company, 4230 South Elwood,
                         P.O. Box 3750, Tulsa, OK 74101

E.C. "Kip" Richards      Senior Vice President of             Oil
Director                 Operations, Sooner Pipe and
                         Supply Corporation,
                         MidContinent Tower, 10th
                         Floor, 401 S. Boston, Tulsa, OK
                         74103

L. Francis Rooney, III   Chairman and Chief Executive         Construction
Director                 Officer,  Manhattan
                         Construction Company, 111 W.
                         5th Street, Suite 1000, Tulsa,
                         OK 74103-4253

James A. White               None
Director, Executive Vice
President and Chief
Financial Officer



The address of Bank of Oklahoma, N.A. is P.O. Box 2300, Tulsa, Oklahoma 74103.

The address of the BancOklahoma Corporation is One Williams Center, Bank of Oklahoma Tower, Tulsa, Oklahoma 74103.

                          AMR Investment Services, Inc.
                          -----------------------------


Name and Position with             Other Substantia           Type of Business
AMR                                Occupation


Robert L. Crandall          Chairman, President and Chief         Airline; Travel and
Director and Chairman       Executive Officer, AMR                Information Technology;
                            Corporation; Director, Chairman,      Oil Service
                            and Chief Executive Officer,
                            American Airlines, Inc.; Director,
                            The Sabre Group, Inc.  Mr.
                            Crandall also serves as an officer
                            and/or director of various
                            subsidiaries of AMR Corporation.
                            Director, Halliburton Company.

Gerard J. Arpey             Senior Vice President and Chief       Airline; Travel and
Director and Vice Chairman  Financial Officer, AMR                Information Technology
                            Corporation; Director, The
                            Sabre Group, Inc.  Mr. Arpey
                            also serves as an officer and/or
                            director of various subsidiaries
                            of AMR Corporation.

Jeffrey M. Jackson                Vice President of Corporate          Airline
Vice President and Treasurer      Development and Treasurer,
                                  AMR Corporation, (March
                                  1995- Present); Vice
                                  President of Corporate
                                  Development, AMR
                                  Corporation.  Mr. Jackson also
                                  serves as an officer and/or
                                  director of various subsidiaries
                                  of AMR Corporation.

Charles D. Marlett                Corporate Secretary, AMR             Airline; Arts
Secretary                         Corporation; Corporate
                                  Secretary, American Airlines,
                                  Inc.  Mr. Marlett also serves
                                  as an officer and/or director of
                                  various subsidiaries of AMR
                                  Corporation.  Director, Dallas
                                  Summer Musicals.

Anne H. McNamara                  Senior Vice President and            Airline; Travel and
Director                          General Counsel, AMR                 Information
                                  Corporation; Senior Vice             Technology; Energy
                                  President, Administration and
                                  General Counsel, American
                                  Airlines, Inc.; Director, The
                                  Sabre Group, Inc.; Ms.
                                  McNamara also serves as an
                                  officer and/or director of
                                  various subsidiaries of AMR
                                  Corporation.  Director, LGE
                                  Energy Corp.

William F. Quinn       President, AMR Investment            Investment Adviser;
President              Services, Inc.; Chairman and         Credit Union; REIT;
                       Director, American Airlines          Airline
                       Employees Federal Credit
                       Union.  Mr. Quinn also serves
                       as an officer and/or director of
                       various subsidiaries of AMR
                       Corporation.  Trustee and
                       President, AMR Investment
                       Services Trust, American
                       AAdvantage Funds, American
                       AAdvantage Mileage Funds;
                       Director, Crescent Real Estate
                       Equities, Inc.





     The address of each director or officer of AMR Investment Services, Inc. is 4333 Amon Carter Boulevard, Ft. Worth, Texas 76155.


Item 29. Principal Underwriter
         ---------------------


   (a) BISYS Fund Services acts as distributor and administrator for Registrant. BISYS Fund Services also distributes the securities of the following investment companies: The Riverfront Funds, Inc., The Victory Portfolios, AmSouth Mutual Funds, The Parkstone Group of Funds, The Sessions Group, the MarketWatch Funds, the BB&T Mutual Funds Group, The Coventry Group, Pacific Capital Funds, The ARCH Fund, Inc., M.S.D. & T. Funds, Inc., MMA Praxis Mutual Funds, Summit Investment Trust, Qualivest Funds, the Fountain Square Funds, HSBC Family of Funds, The Infinity Mutual Funds Inc., The Kent Funds, the Parkstone Advantage Funds, Pegasus Funds, the Republic Funds Trust, The Republic Adviser Funds Trust, SBSF Funds Inc., The Time Horizon Funds, First Choice Funds Trust, InTrust Funds Trust, Minerva Fund, Inc., Empire Builder Tax Free Bond Fund, Hirtle Callaghan Trust, Meyers Sheppard Investment Trust, Sefton Funds and the Emerald Funds.


   (b) Partners of BISYS Fund Services as of the date of this Part C are as follows:

                                  Positions and                   Positions and
Name and Principal                Offices with                    Offices with
Business Address                  BISYS Fund Services             Registrant
----------------                  -------------------             ----------

BISYS Fund Services, Inc.         Sole General Partner            None
150 Clove Road
Little Falls, NJ  07424

WC Subsidiary Corporation         Sole Limited Partner            None
150 Clove Road
Little Falls, NJ 07424

Each of these corporations is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424.

Item 30.      Location of Accounts and Records
              --------------------------------


   (1) Bank of Oklahoma, N.A. , Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Investment Adviser).


   (2) AMR Investment Services, Inc., P.O. Box 619003, Dallas/Ft. Worth Airport, Texas 75261- 9003 (records relating to its function as Sub-Investment Adviser).


   (3) BISYS Fund Services, LP, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as Administrator and Distributor).


   (4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Transfer Agent and Fund Accountant).

   (5) Bank of Oklahoma, N.A., Bank of Oklahoma Tower, Tulsa, Oklahoma 74103 (records relating to its functions as Custodian).

   (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (Agreement and Declaration of Trust, Bylaws, and Minute Books).

Item 31.      Management Services
              -------------------

            N/A.

Item 32.      Undertakings
              ------------

   (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

   (b) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.


   (c) Registrant undertakes on behalf of the American Performance Growth Equity Fund to file a post-effective amendment, including financial statements which need not be certified, within four to six months from the commencement of operations of the Growth Equity Fund.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it has duly caused this Post-Effective Amendment No. 15 to the Registration Statement of American Performance Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, as of June 24, 1997.


                                     American Performance Funds
                                     Registrant

                                     */s/Walter B. Grimm
                                     ------------------------------
                                     Walter B. Grimm
                                     President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.


Signature                              Title                          Date
---------                              -----                          ----


                                      Chairman, President
*/s/Walter B. Grimm                   and Trustee                June 24, 1997
-------------------
    Walter B. Grimm

*/s/Thomas E. Line                    Treasurer                  June 24, 1997
-------------------
    Thomas E. Line

*/s/Michael J. Hall                   Trustee                    June 24, 1997
-------------------
    Michael J. Hall

*/s/Perry A. Wimpey                   Trustee                    June 24, 1997
-------------------
    Perry A. Wimpey

*/s/I. Edgar Hendrix                  Trustee                    June 24, 1997
--------------------
  I. Edgar Hendrix


* By: /s/Alan G. Priest
-----------------------
 Alan G. Priest, As
 Attorney-in-Fact Pursuant
 to Powers of Attorney Filed Herewith.

                                POWER OF ATTORNEY
                                -----------------

     Walter B. Grimm, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 12, 1993                          /s/ Walter B. Grimm
       --------------------                       ----------------------------
                                                  Walter B. Grimm

                                POWER OF ATTORNEY
                                -----------------


     Thomas E. Line whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  April 23, 1997                               /s/ Thomas E. Line
        ----------------------------                 ------------------
                                                     Thomas E. Line

                                POWER OF ATTORNEY
                                -----------------

     Michael J. Hall, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Charles B. Mathias, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

     Dated: August 7, 1990                           /s/ Michael J. Hall
            --------------------                     -------------------
                                                     Michael J. Hall

                                POWER OF ATTORNEY
                                -----------------

     Perry A. Wimpey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Charles B. Mathias, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

     Dated:  July 25, 1990                          /s/ Perry A. Wimpey
             ----------------------                 -----------------------
                                                    Perry A. Wimpey

                                POWER OF ATTORNEY
                                -----------------

     I. Edgar Hendrix, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the American Performance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

     Dated:  July 25, 1990                            /s/ I. Edgar Hendrix
             ------------------------                 ------------------------
                                                      I. Edgar Hendrix

                                  EXHIBIT INDEX

     Exhibit
        No.                          Description                        Page No.
        ---                          -----------                        --------

(5)(b)             Sub-Investment Advisory Agreement.

(5)(d)             Form of Amended Schedule A to the Investment Advisory
                   Agreement.

(6)(c)             Form of Amended Schedules A and B to Distribution
                   Agreement.

(8)(c)             Form of Amended Schedule A to Custodian Agreement.

(9)(b)             Form of Schedule A to the Management and Administration
                   Agreement.

(9)(d)             Fund Accounting Agreement.

(9)(g) Form of Amended Schedule A to Transfer Agency and Shareholder Service Agreement.

(9)(h)             Form of Amended Schedule A to Fund Accounting Agreement.

(9)(i)             Form of Schedule A to Sub-Administration Agreement.

(10)               Opinion of Ropes & Gray is filed herewith.

(11)(a)            Consent of KPMG Peat Marwick LLP.

(11)(b)            Consent of Ropes & Gray.

(15(e) Form of Schedule A to Amended and Restated Distribution and Shareholder Services Plan.

(27)               Financial Data Schedules
                   (a)         U.S. Treasury Fund
                   (b)         Cash Management Fund
                   (c)         Equity Fund
                   (d)         Aggressive Growth Fund
                   (e)         Balanced Fund
                   (f)         Bond Fund
                   (g)         Intermediate Bond Fund
                   (h)         Intermediate Tax-Free Bond Fund
                   (i)         Short Term Income Fund